UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Total Bond Market Index Fund
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (69.7%)

U.S. Government Securities (25.2%)
U.S. Treasury Bond	12.000%	5/15/2005	$300	$303
U.S. Treasury Bond	10.375%	11/15/2012	1,375	1,594
U.S. Treasury Bond	12.000%	8/15/2013	122,800	153,404
U.S. Treasury Bond	11.250%	2/15/2015	68,175	104,436
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,229
U.S. Treasury Bond	9.875%	11/15/2015	71,350	102,944
U.S. Treasury Bond	9.250%	2/15/2016	138,300	193,059
U.S. Treasury Bond	7.500%	11/15/2016	20,069	25,162
U.S. Treasury Bond	8.750%	5/15/2017	179,960	247,276
U.S. Treasury Bond	8.875%	8/15/2017	232,215	322,816
U.S. Treasury Bond	8.875%	2/15/2019	82,825	117,211
U.S. Treasury Bond	8.125%	8/15/2019	144,995	195,018
U.S. Treasury Bond	8.500%	2/15/2020	103,575	144,082
U.S. Treasury Bond	8.750%	5/15/2020	40,575	57,692
U.S. Treasury Bond	8.750%	8/15/2020	25,550	36,425
U.S. Treasury Bond	7.875%	2/15/2021	105,012	140,142
U.S. Treasury Bond	8.125%	8/15/2021	197,225	269,951
U.S. Treasury Bond	8.000%	11/15/2021	89,620	121,645
U.S. Treasury Bond	7.625%	11/15/2022	137,830	182,517
U.S. Treasury Bond	6.250%	8/15/2023	525	611
U.S. Treasury Bond	6.000%	2/15/2026	500	572
U.S. Treasury Bond	6.750%	8/15/2026	24,460	30,445
U.S. Treasury Bond	6.500%	11/15/2026	775	940
U.S. Treasury Bond	6.625%	2/15/2027	17,125	21,093
U.S. Treasury Bond	6.375%	8/15/2027	53,775	64,572
U.S. Treasury Bond	5.500%	8/15/2028	3,100	3,368
U.S. Treasury Bond	5.250%	11/15/2028	3,760	3,953
U.S. Treasury Bond	6.125%	8/15/2029	82,350	97,006
U.S. Treasury Bond	6.250%	5/15/2030	2,725	3,274
U.S. Treasury Note	2.250%	4/30/2006	55,975	55,232
U.S. Treasury Note	4.625%	5/15/2006	700	709
U.S. Treasury Note	2.500%	5/31/2006	20,800	20,553
U.S. Treasury Note	2.750%	6/30/2006	134,100	132,780
U.S. Treasury Note	7.000%	7/15/2006	406,825	424,180
U.S. Treasury Note	2.750%	7/31/2006	97,700	96,661
U.S. Treasury Note	2.500%	9/30/2006	207,175	203,647
U.S. Treasury Note	6.500%	10/15/2006	347,700	362,314
U.S. Treasury Note	2.875%	11/30/2006	279,425	275,628
U.S. Treasury Note	3.000%	12/31/2006	284,900	281,293
U.S. Treasury Note	3.125%	1/31/2007	10,000	9,888
U.S. Treasury Note	3.125%	5/15/2007	37,300	36,764
U.S. Treasury Note	4.375%	5/15/2007	3,125	3,159
U.S. Treasury Note	6.625%	5/15/2007	62,000	65,526
U.S. Treasury Note	2.750%	8/15/2007	101,175	98,662
U.S. Treasury Note	6.125%	8/15/2007	309,675	325,595
U.S. Treasury Note	3.375%	2/15/2008	33,300	32,795
U.S. Treasury Note	5.625%	5/15/2008	453,645	475,405
U.S. Treasury Note	3.250%	8/15/2008	29,775	29,059
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,136
U.S. Treasury Note	3.125%	10/15/2008	5,125	4,972
U.S. Treasury Note	3.375%	11/15/2008	41,700	40,775
U.S. Treasury Note	3.375%	12/15/2008	43,700	42,683
U.S. Treasury Note	3.250%	1/15/2009	384,350	373,600
U.S. Treasury Note	2.625%	3/15/2009	87,375	82,815
U.S. Treasury Note	3.125%	4/15/2009	226,300	218,309
U.S. Treasury Note	4.000%	6/15/2009	61,900	61,639
U.S. Treasury Note	3.625%	7/15/2009	117,250	114,996
U.S. Treasury Note	6.000%	8/15/2009	66,750	71,714
U.S. Treasury Note	3.375%	9/15/2009	30,800	29,842
U.S. Treasury Note	3.375%	10/15/2009	167,250	161,866
U.S. Treasury Note	6.500%	2/15/2010	168,700	185,754
U.S. Treasury Note	5.750%	8/15/2010	16,825	18,055
U.S. Treasury Note	5.000%	2/15/2011	2,500	2,597
U.S. Treasury Note	5.000%	8/15/2011	3,850	3,999
U.S. Treasury Note	4.875%	2/15/2012	25,500	26,341
U.S. Treasury Note	4.375%	8/15/2012	272,560	273,198
U.S. Treasury Note	4.000%	11/15/2012	8,950	8,742
U.S. Treasury Note	4.250%	8/15/2013	399,877	394,379

				7,703,002

Agency Bonds and Notes (10.3%)
Federal Farm Credit Bank*	2.250%	9/1/2006	12,980	12,694
Federal Farm Credit Bank*	3.250%	6/15/2007	35,625	35,013
Federal Farm Credit Bank*	3.000%	12/17/2007	6,850	6,647
Federal Farm Credit Bank*	3.375%	7/15/2008	9,075	8,834
Federal Farm Credit Bank*	3.750%	1/15/2009	10,100	9,877
Federal Farm Credit Bank*	4.125%	4/15/2009	9,300	9,230
Federal Home Loan Bank*	2.500%	3/15/2006	48,850	48,299
Federal Home Loan Bank*	2.250%	5/15/2006	29,000	28,535
Federal Home Loan Bank*	5.375%	5/15/2006	500	509
Federal Home Loan Bank*	2.875%	8/15/2006	155,000	153,013
Federal Home Loan Bank*	3.500%	8/15/2006	10,550	10,502
Federal Home Loan Bank*	6.375%	8/15/2006	500	517
Federal Home Loan Bank*	4.875%	11/15/2006	9,775	9,920
Federal Home Loan Bank*	3.375%	2/23/2007	40,000	39,561
Federal Home Loan Bank*	6.500%	8/15/2007	38,810	40,883
Federal Home Loan Bank*	3.625%	1/15/2008	60,000	59,103
Federal Home Loan Bank*	5.800%	9/2/2008	15,000	15,695
Federal Home Loan Bank*	5.865%	9/2/2008	44,070	46,202
Federal Home Loan Bank*	3.625%	11/14/2008	7,500	7,320
Federal Home Loan Bank*	5.790%	4/27/2009	900	947
Federal Home Loan Bank*	7.625%	5/14/2010	73,700	83,944
Federal Home Loan Bank*	5.750%	5/15/2012	91,575	97,279
Federal Home Loan Bank*	4.500%	11/15/2012	46,100	45,317
Federal Home Loan Bank*	5.250%	6/18/2014	35,000	36,113
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	20,000	19,732
Federal Home Loan Mortgage Corp.*	6.750%	5/30/2006	1,250	1,293
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	86,950	88,775
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	80,000	78,660
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	20,000	19,654
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	30,065	30,554
Federal Home Loan Mortgage Corp.*	3.500%	9/15/2007	855	843
Federal Home Loan Mortgage Corp.*	3.625%	2/15/2008	15,000	14,774
Federal Home Loan Mortgage Corp.*	2.750%	3/15/2008	25	24
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	177,055	184,771
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	15,000	15,384
Federal Home Loan Mortgage Corp.*	3.750%	5/12/2009	3,130	3,055
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	37,340	40,590
Federal Home Loan Mortgage Corp.*	7.000%	3/15/2010	73,925	82,018
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	70,225	78,000
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	14,757	15,502
Federal Home Loan Mortgage Corp.*	6.000%	6/15/2011	10,000	10,715
Federal Home Loan Mortgage Corp.*	6.375%	8/1/2011	3,130	3,214
Federal Home Loan Mortgage Corp.*	5.500%	9/15/2011	10,000	10,481
Federal Home Loan Mortgage Corp.*	5.750%	1/15/2012	55,750	59,217
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	41,745	42,802
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2013	27,500	27,077
Federal Home Loan Mortgage Corp.*	4.000%	6/12/2013	23,775	22,116
Federal Home Loan Mortgage Corp.*	4.500%	7/15/2013	15,100	14,835
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	20,025	20,118
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2014	10	10
Federal Home Loan Mortgage Corp.*	4.500%	1/15/2015	25,000	24,270
Federal Home Loan Mortgage Corp.*	6.750%	3/15/2031	53,350	64,918
Federal Home Loan Mortgage Corp.*	6.250%	7/15/2032	95	110
Federal National Mortgage Assn.*	2.000%	1/15/2006	25	25
Federal National Mortgage Assn.*	2.250%	5/15/2006	90,180	88,734
Federal National Mortgage Assn.*	2.500%	6/15/2006	4,425	4,359
Federal National Mortgage Assn.*	5.250%	6/15/2006	26,970	27,434
Federal National Mortgage Assn.*	3.125%	7/15/2006	43,500	43,127
Federal National Mortgage Assn.*	2.625%	11/15/2006	70,000	68,586
Federal National Mortgage Assn.*	4.750%	1/2/2007	305	308
Federal National Mortgage Assn.*	5.000%	1/15/2007	88,385	89,935
Federal National Mortgage Assn.*	7.125%	3/15/2007	20,000	21,164
Federal National Mortgage Assn.*	5.250%	4/15/2007	50,000	51,181
Federal National Mortgage Assn.*	6.625%	10/15/2007	45,000	47,672
Federal National Mortgage Assn.*	3.250%	11/15/2007	20	20
Federal National Mortgage Assn.*	3.250%	1/15/2008	75	73
Federal National Mortgage Assn.*	6.000%	5/15/2008	46,310	48,658
Federal National Mortgage Assn.*	3.250%	8/15/2008	150	145
Federal National Mortgage Assn.*	5.250%	1/15/2009	53,700	55,299
Federal National Mortgage Assn.*	3.250%	2/15/2009	10	10
Federal National Mortgage Assn.*	6.375%	6/15/2009	52,587	56,469
Federal National Mortgage Assn.*	6.625%	9/15/2009	128,315	139,374
Federal National Mortgage Assn.*	7.250%	1/15/2010	85,665	95,629
Federal National Mortgage Assn.*	7.125%	6/15/2010	25	28
Federal National Mortgage Assn.*	6.625%	11/15/2010	400	440
Federal National Mortgage Assn.*	6.250%	2/1/2011	16,840	17,981
Federal National Mortgage Assn.*	6.000%	5/15/2011	47,500	50,855
Federal National Mortgage Assn.*	5.375%	11/15/2011	100	104
Federal National Mortgage Assn.*	6.125%	3/15/2012	97,980	106,244
Federal National Mortgage Assn.*	4.375%	9/15/2012	8,550	8,361
Federal National Mortgage Assn.*	4.375%	3/15/2013	40	39
Federal National Mortgage Assn.*	4.625%	5/1/2013	17,575	17,086
Federal National Mortgage Assn.*	4.625%	10/15/2013	34,025	33,593
Federal National Mortgage Assn.*	5.125%	1/2/2014	4,175	4,154
Federal National Mortgage Assn.*	5.000%	4/15/2015	12,575	12,627
Federal National Mortgage Assn.*	8.200%	3/10/2016	50	63
Federal National Mortgage Assn.*	6.250%	5/15/2029	1,375	1,569
Federal National Mortgage Assn.*	7.125%	1/15/2030	805	1,017
Federal National Mortgage Assn.*	7.250%	5/15/2030	94,101	120,886
Federal National Mortgage Assn.*	6.625%	11/15/2030	8,110	9,689
Private Export Funding Corp. (U.S. Government Guaranteed)	7.200%	1/15/2010	32,875	36,621
Resolution Funding Corp.	8.125%	10/15/2019	550	715
Resolution Funding Corp.	8.875%	7/15/2020	280	388
Resolution Funding Corp.	8.625%	1/15/2030	110	162
Small Business Administration Variable Rate Interest Only Custodial Receipts	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,725	6,042
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	4,050	4,275
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,100	3,267
Tennessee Valley Auth.*	5.375%	11/13/2008	32,175	33,270
Tennessee Valley Auth.*	7.125%	5/1/2030	34,350	43,523

				3,130,889

Mortgage-Backed Securities (34.2%)
Federal Home Loan Mortgage Corp.*	4.000%	3/1/2008-3/1/2020(1)	196,278	190,272
Federal Home Loan Mortgage Corp.*	4.500%	1/1/2008-5/1/2034(1)	598,253	584,692
Federal Home Loan Mortgage Corp.*	5.000%	6/1/2007-4/1/2035(1)	1,066,868	1,054,040
Federal Home Loan Mortgage Corp.*	5.500%	12/1/2005-4/1/2035(1)	1,072,060	1,078,104
Federal Home Loan Mortgage Corp.*	6.000%	4/1/2005-12/1/2034(1)	461,537	473,897
Federal Home Loan Mortgage Corp.*	6.500%	4/1/2007-10/1/2034(1)	258,323	268,661
Federal Home Loan Mortgage Corp.*	7.000%	12/1/2006-9/1/2032(1)	101,802	107,346
Federal Home Loan Mortgage Corp.*	7.500%	1/1/2007-2/1/2032(1)	27,146	28,928
Federal Home Loan Mortgage Corp.*	8.000%	7/1/2006-1/1/2032(1)	19,518	21,014
Federal Home Loan Mortgage Corp.*	8.500%	7/1/2006-7/1/2031(1)	3,240	3,506
Federal Home Loan Mortgage Corp.*	9.000%	11/1/2005-3/1/2031(1)	2,274	2,482
Federal Home Loan Mortgage Corp.*	9.500%	4/1/2016-6/1/2025(1)	602	658
Federal Home Loan Mortgage Corp.*	10.000%	7/1/2009-4/1/2025(1)	148	162
Federal Home Loan Mortgage Corp.*	10.500%	12/1/2015(1)	1	1
Federal National Mortgage Assn.*	4.000%	9/1/2010-4/1/2033(1)	166,056	160,175
Federal National Mortgage Assn.*	4.500%	2/1/2010-3/1/2035(1)	603,056	586,634
Federal National Mortgage Assn.*	5.000%	3/1/2006-3/1/2035(1)	1,474,819	1,453,391
Federal National Mortgage Assn.*	5.500%	11/1/2008-4/1/2035(1)	1,776,827	1,784,588
Federal National Mortgage Assn.*	6.000%	7/1/2008-1/1/2035(1)	778,983	798,223
Federal National Mortgage Assn.*	6.500%	6/1/2008-11/1/2034(1)	362,476	376,813
Federal National Mortgage Assn.*	7.000%	10/1/2007-7/1/2034(1)	123,253	129,967
Federal National Mortgage Assn.*	7.500%	9/1/2007-12/1/2032(1)	41,525	44,365
Federal National Mortgage Assn.*	8.000%	11/1/2006-9/1/2031(1)	11,311	12,193
Federal National Mortgage Assn.*	8.500%	4/1/2006-5/1/2032(1)	4,446	4,802
Federal National Mortgage Assn.*	9.000%	7/1/2005-8/1/2030(1)	926	1,009
Federal National Mortgage Assn.*	9.500%	12/1/2005-11/1/2025(1)	1,149	1,258
Federal National Mortgage Assn.*	10.000%	10/1/2006-11/1/2019(1)	271	299
Federal National Mortgage Assn.*	10.500%	5/1/2010-8/1/2020(1)	62	70
Federal National Mortgage Assn.*	11.000%	9/1/2019(1)	23	25
Government National Mortgage Assn	3.375%	6/20/2029(1)	2,164	2,179
Government National Mortgage Assn	4.000%	8/15/2018-9/15/2018(1)	3,506	3,378
Government National Mortgage Assn	4.500%	6/15/2018-3/15/2035(1)	42,500	41,306
Government National Mortgage Assn	5.000%	11/15/2017-3/15/2035(1)	239,843	237,734
Government National Mortgage Assn	5.500%	2/15/2017-2/15/2035(1)	420,347	424,596
Government National Mortgage Assn	6.000%	3/15/2009-10/15/2034(1)	271,049	278,926
Government National Mortgage Assn	6.500%	10/15/2007-11/15/2034(1)	146,591	153,354
Government National Mortgage Assn	7.000%	11/15/2007-10/15/2032(1)	67,167	71,162
Government National Mortgage Assn	7.250%	9/15/2025(1)	58	62
Government National Mortgage Assn	7.500%	2/15/2007-6/15/2032(1)	26,455	28,356
Government National Mortgage Assn	7.750%	2/15/2030(1)	13	14
Government National Mortgage Assn	7.900%	2/15/2021(1)	11	11
Government National Mortgage Assn	8.000%	2/15/2007-12/15/2030(1)	16,025	17,354
Government National Mortgage Assn	8.500%	5/15/2010-3/15/2031(1)	3,733	4,059
Government National Mortgage Assn	9.000%	10/15/2008-3/15/2031(1)	7,746	8,509
Government National Mortgage Assn	9.500%	5/15/2016-9/15/2030(1)	1,506	1,673
Government National Mortgage Assn	10.000%	2/15/2018-2/15/2025(1)	630	705
Government National Mortgage Assn	10.500%	7/15/2015-4/15/2025(1)	473	531
Government National Mortgage Assn	11.000%	1/15/2010-6/15/2019(1)	135	149
Government National Mortgage Assn	11.500%	3/15/2010-4/15/2016(1)	68	77

				10,441,710

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $21,219,382)				21,275,601

CORPORATE BONDS (26.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (5.7%)
American Express Credit Account Master Trust	2.950%	9/15/2008(1)(3)	14,643	14,667
American Express Credit Account Master Trust	2.940%	10/15/2008(1)(3)	22,000	22,033
American Express Credit Account Master Trust	2.930%	12/15/2008(1)(3)	35,100	35,160
BA Master Credit Card Trust	2.930%	6/15/2008(1)(3)	60,700	60,803
Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035(1)	20,000	20,442
Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036(1)	9,000	9,612
Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043(1)	2,690	2,714
Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033(1)	9,900	10,225
Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038(1)	20,000	19,814
Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039(1)	10,000	9,708
Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040(1)	9,000	8,766
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.420%	9/25/2008(1)	21,689	22,163
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.310%	9/25/2008(1)	3,796	3,879
Capital One Master Trust	2.950%	1/15/2009(1)(3)	44,000	44,071
Capital One Multi-Asset Execution Trust	3.200%	1/15/2009(1)(3)	10,480	10,518
Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030(1)	19,325	20,287
Chase Credit Card Master Trust	2.860%	4/15/2008(1)(3)	17,000	17,011
Chase Credit Card Master Trust	2.950%	6/16/2008(1)(3)	89,000	89,149
Chase Credit Card Master Trust	2.940%	3/16/2009(1)(3)	6,000	6,015
CIT Group Home Equity Loan Trust	6.200%	2/25/2030(1)	1,790	1,822
Citibank Credit Card Issuance Trust	4.950%	2/9/2009(1)	43,650	44,305
Citibank Credit Card Master Trust	5.875%	3/10/2011(1)	1,250	1,310
Citibank Omni-S Master Trust	3.060%	9/16/2010(1)(3)	36,500	36,643
Citicorp Lease Pass-Through Trust	8.040%	12/15/2019(1)(2)	18,025	22,212
COMED Transitional Funding Trust	5.630%	6/25/2009(1)	510	520
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031(1)(2)	19,234	20,634
Countrywide Home Loans	4.533%	9/19/2032(1)	1,455	1,438
Countrywide Home Loans	4.099%	5/25/2033(1)	23,456	23,236
Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041(1)	20,000	21,717
DaimlerChrysler Master Owner Trust	2.870%	5/15/2007(1)(3)	83,000	83,006
DaimlerChrysler Master Owner Trust	2.845%	11/15/2007(1)(3)	22,500	22,507
DaimlerChrysler Master Owner Trust	2.860%	2/15/2008(1)(3)	49,350	49,413
DaimlerChrysler Master Owner Trust	2.835%	1/15/2009(1)(3)	19,000	19,013
Detroit Edison Securitization Funding LLC	5.875%	3/1/2010(1)	900	926
Discover Card Master Trust I	2.990%	11/15/2007(1)(3)	23,000	23,004
Discover Card Master Trust I	2.960%	9/15/2008(1)(3)	22,000	22,028
DLJ Commercial Mortgage Corp.	6.410%	2/18/2031(1)	17,425	18,140
Federal Housing Administration	7.430%	10/1/2020(1)	40	43
First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033(1)	12,550	13,410
First USA Credit Card Master Trust	3.000%	9/19/2008(1)(3)	3,000	3,004
Ford Credit Auto Owner Trust	3.130%	11/15/2006(1)	2,675	2,672
Ford Credit Floor Plan Master Owner Trust	2.950%	7/15/2008(1)(3)	74,455	74,612
GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033(1)	17,000	18,245
GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033(1)	3,000	3,193
GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035(1)	12,200	13,007
GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037(1)	1,340	1,340
GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037(1)	20,000	19,817
GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033(1)	20,000	20,886
GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033(1)	12,000	13,292
GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034(1)	14,085	15,109
GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034(1)	16,500	17,883
GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035(1)	10,250	10,746
GMAC Mortgage Corp. Loan Trust	2.960%	3/25/2035(1)(3)	41,000	41,016
GS Mortgage Securities Corp. II	4.608%	1/10/2040(1)	20,000	19,407
Harley-Davidson Motorcycle Trust	4.500%	1/15/2010(1)	9,199	9,262
Honda Auto Receivables Owner Trust	4.220%	4/16/2007(1)	3,729	3,744
Honda Auto Receivables Owner Trust	2.910%	10/20/2008(1)	17,000	16,706
Household Credit Card Master Note Trust I	2.940%	7/15/2008(1)(3)	7,500	7,503
Household Credit Card Master Note Trust I	2.950%	8/15/2008(1)(3)	63,975	64,042
Household Credit Card Master Note Trust I	2.970%	10/15/2008(1)(3)	10,000	10,016
Household Private Label Credit Card Master Trust	3.080%	9/15/2009(1)(3)	4,950	4,959
J.P. Morgan Chase Commercial Mortgage Securities	6.260%	3/15/2033(1)	20,000	21,396
J.P. Morgan Chase Commercial Mortgage Securities	5.050%	12/12/2034(1)	11,000	11,036
J.P. Morgan Chase Commercial Mortgage Securities	4.985%	1/12/2037(1)	15,000	14,871
J.P. Morgan Chase Commercial Mortgage Securities	5.255%	7/12/2037(1)	1,790	1,810
J.P. Morgan Chase Commercial Mortgage Securities	5.376%	7/12/2037(1)	12,180	12,358
LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031(1)	26,237	28,009
LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026(1)	20,000	22,111
LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030(1)	8,190	8,652
M&I Auto Loan Trust	3.040%	10/20/2008(1)	8,100	8,039
MBNA Credit Card Master Note Trust	4.950%	6/15/2009(1)	45,800	46,515
MBNA Credit Card Master Note Trust	2.920%	8/17/2009(1)(3)	27,140	27,190
MBNA Master Credit Card Trust	3.070%	8/15/2008(1)(3)	19,030	19,082
MBNA Master Credit Card Trust	2.990%	12/15/2008(1)(3)	25,000	25,069
MBNA Master Credit Card Trust	7.000%	2/15/2012(1)	17,459	19,221
Morgan Stanley Capital I	6.520%	3/15/2030(1)	3,848	4,007
Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033(1)	5,000	5,393
Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033(1)	5,000	5,329
Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035(1)	20,000	19,826
Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035(1)	5,000	5,363
Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036(1)	1,340	1,314
Nissan Auto Lease Trust	2.900%	8/15/2007(1)	22,500	22,165
Nissan Auto Receivables Owner Trust	3.330%	1/15/2008(1)	21,100	21,034
PECO Energy Transition Trust	6.130%	3/1/2009(1)	450	472
PG&E Energy Recovery Funding LLC	4.140%	9/25/2012(1)	8,625	8,461
PP&L Transition Bond Co. LLC	6.960%	12/26/2007(1)	5,944	6,039
PP&L Transition Bond Co. LLC	7.150%	6/25/2009(1)	850	914
PSEG Transition Funding LLC	6.890%	12/15/2017(1)	19,800	22,548
Public Service New Hampshire Funding LLC	5.730%	11/1/2010(1)	723	744
Residential Asset Securities Corp.	7.150%	7/25/2030(1)	738	751
Residential Asset Securities Corp.	6.489%	10/25/2030(1)	790	800
Salomon Brothers Mortgage Securities VII	4.125%	9/25/2033(1)	44,123	43,264
Toyota Auto Receivables Owner Trust	2.650%	11/15/2006(1)	6,072	6,068
Toyota Auto Receivables Owner Trust	4.000%	7/15/2008(1)	7,139	7,161
USAA Auto Owner Trust	2.930%	7/16/2007(1)	3,200	3,184
Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034(1)	900	891
Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035(1)	900	883
WFS Financial Owner Trust	4.500%	2/20/2010(1)	16,500	16,595
World Omni Auto Receivables Trust	3.540%	6/12/2009(1)	32,900	32,580

				1,743,970

Finance (8.2%)
Banking (3.8%)
Abbey National PLC	7.950%	10/26/2029	12,815	16,671
ABN AMRO Bank NV	7.550%	6/28/2006	8,550	8,899
Amsouth Bancorp	5.200%	4/1/2015	6,700	6,706
Banc One Corp.	7.625%	10/15/2026	1,050	1,293
Banc One Corp.	8.000%	4/29/2027	500	639
Bank of America Corp.	7.125%	9/15/2006	3,900	4,071
Bank of America Corp.	5.250%	2/1/2007	19,450	19,847
Bank of America Corp.	3.250%	8/15/2008	15,000	14,472
Bank of America Corp.	3.375%	2/17/2009	3,000	2,880
Bank of America Corp.	7.800%	2/15/2010	1,900	2,149
Bank of America Corp.	4.250%	10/1/2010	5,900	5,780
Bank of America Corp.	4.375%	12/1/2010	1,750	1,720
Bank of America Corp.	7.400%	1/15/2011	11,835	13,390
Bank of America Corp.	6.250%	4/15/2012	1,000	1,080
Bank of America Corp.	4.875%	1/15/2013	1,340	1,332
Bank of America Corp.	4.750%	8/15/2013	1,135	1,119
Bank of America Corp.	5.375%	6/15/2014	1,900	1,945
Bank of America Corp.	5.250%	12/1/2015	6,750	6,784
Bank of America Corp.	5.625%	3/8/2035	3,250	3,136
Bank of New York Co., Inc.	3.750%	2/15/2008	10,345	10,109
Bank of New York Co., Inc.	4.950%	3/15/2015	8,175	8,069
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,500	6,381
Bank One Corp.	6.500%	2/1/2006	11,125	11,361
Bank One Corp.	6.875%	8/1/2006	10,735	11,133
Bank One Corp.	6.000%	8/1/2008	900	943
Bank One Corp.	6.000%	2/17/2009	110	115
Bank One Corp.	7.875%	8/1/2010	13,505	15,373
Bank One Corp.	5.900%	11/15/2011	725	764
Bank One NA (IL)	5.500%	3/26/2007	18,290	18,752
Bank One NA (IL)	3.700%	1/15/2008	13,640	13,411
Bank One Texas	6.250%	2/15/2008	2,100	2,205
BankAmerica Capital II	8.000%	12/15/2026	500	542
BankAmerica Corp.	6.625%	10/15/2007	7,500	7,897
BankAmerica Corp.	5.875%	2/15/2009	3,325	3,472
BankBoston NA	6.375%	4/15/2008	9,200	9,705
BB&T Corp.	6.500%	8/1/2011	3,040	3,307
BB&T Corp.	4.750%	10/1/2012	3,050	3,009
BB&T Corp.	5.200%	12/23/2015	5,325	5,343
BB&T Corp.	5.250%	11/1/2019	5,850	5,717
BSCH Issuances Ltd.	7.625%	9/14/2010	12,375	14,057
Citicorp Capital II	8.015%	2/15/2027	1,300	1,428
Citicorp Lease Pass-Through Trust	7.220%	6/15/2005(2)	3,558	3,584
Citigroup, Inc.	5.750%	5/10/2006	3,750	3,818
Citigroup, Inc.	5.500%	8/9/2006	19,500	19,916
Citigroup, Inc.	6.200%	3/15/2009	140	148
Citigroup, Inc.	4.250%	7/29/2009	11,600	11,449
Citigroup, Inc.	4.125%	2/22/2010	12,475	12,183
Citigroup, Inc.	6.500%	1/18/2011	1,395	1,530
Citigroup, Inc.	6.000%	2/21/2012	3,100	3,322
Citigroup, Inc.	5.625%	8/27/2012	8,240	8,597
Citigroup, Inc.	5.125%	5/5/2014	5,775	5,803
Citigroup, Inc.	5.000%	9/15/2014	14,733	14,539
Citigroup, Inc.	6.625%	6/15/2032	6,475	7,301
Citigroup, Inc.	5.875%	2/22/2033	5,925	6,106
Citigroup, Inc.	6.000%	10/31/2033	3,800	3,968
Citigroup, Inc.	5.850%	12/11/2034	2,400	2,484
CoreStates Capital Corp.	8.000%	12/15/2026(2)	5,475	6,005
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	38,075	39,241
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	985	990
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,555
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,604
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	6,725	6,547
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,550	8,019
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,500	3,786
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,000	5,128
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,350	4,328
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,925	6,698
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,100	4,887
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,600	5,719
Fifth Third Bank	4.200%	2/23/2010	5,000	4,895
Fifth Third Bank	4.750%	2/1/2015	11,925	11,571
Fifth Third Bank	4.500%	6/1/2018	2,250	2,059
First Tennessee Bank	5.050%	1/15/2015	1,875	1,833
First Union Corp.	7.500%	4/15/2035	1,900	2,403
First Union Institutional Capital I	8.040%	12/1/2026	1,900	2,092
First Union National Bank	7.875%	2/15/2010	5,550	6,283
First Union National Bank	7.800%	8/18/2010	8,400	9,591
FirstStar Bank	7.125%	12/1/2009	2,810	3,093
Fleet Boston Financial Corp.	4.875%	12/1/2006	21,800	22,101
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,510
Fleet Capital Trust II	7.920%	12/11/2026	2,640	2,827
Golden West Financial Corp.	4.125%	8/15/2007	10,650	10,614
Golden West Financial Corp.	4.750%	10/1/2012	340	338
GreenPoint Financial Corp.	3.200%	6/6/2008	340	327
HSBC Bank PLC	6.950%	3/15/2011	11,500	12,798
HSBC Bank USA	4.625%	4/1/2014	1,250	1,205
HSBC Bank USA	5.875%	11/1/2034	3,100	3,165
HSBC Holdings PLC	7.500%	7/15/2009	3,240	3,598
HSBC Holdings PLC	5.250%	12/12/2012	4,040	4,114
HSBC Holdings PLC	7.625%	5/17/2032(2)	1,250	1,527
HSBC Holdings PLC	7.350%	11/27/2032(2)	2,640	3,132
J.P. Morgan Capital Trust	5.875%	3/15/2035	2,750	2,667
J.P. Morgan Chase & Co.	5.625%	8/15/2006	4,100	4,182
J.P. Morgan Chase & Co.	5.250%	5/30/2007	4,010	4,085
J.P. Morgan Chase & Co.	4.000%	2/1/2008	4,350	4,311
J.P. Morgan Chase & Co.	3.625%	5/1/2008	11,325	11,085
J.P. Morgan Chase & Co.	4.500%	11/15/2010	2,840	2,799
J.P. Morgan Chase & Co.	6.750%	2/1/2011	15	16
J.P. Morgan Chase & Co.	4.500%	1/15/2012	3,000	2,916
J.P. Morgan Chase & Co.	6.625%	3/15/2012	3,375	3,702
J.P. Morgan Chase & Co.	5.750%	1/2/2013	3,200	3,338
J.P. Morgan Chase & Co.	4.875%	3/15/2014	4,050	3,960
J.P. Morgan Chase & Co.	5.125%	9/15/2014	8,975	8,874
J.P. Morgan Chase & Co.	4.750%	3/1/2015	4,700	4,556
J.P. Morgan Chase & Co.	5.250%	5/1/2015	7,050	7,018
J.P. Morgan, Inc.	6.875%	1/15/2007	11,000	11,534
J.P. Morgan, Inc.	6.700%	11/1/2007	600	633
JPM Capital Trust II	7.950%	2/1/2027	1,100	1,201
Key Bank NA	5.000%	7/17/2007	3,831	3,885
Key Bank NA	4.412%	3/18/2008	5,000	4,997
Manufacturers & Traders Trust Co.	8.000%	10/1/2010	5,700	6,519
Marshall &Ilsley Bank	4.125%	9/4/2007	11,145	11,105
Marshall & Ilsley Bank	4.375%	8/1/2009	3,275	3,233
Mellon Bank NA	7.375%	5/15/2007	3,500	3,720
Mellon Bank NA	4.750%	12/15/2014	3,650	3,562
Mellon Capital II	7.995%	1/15/2027	6,150	6,743
Mellon Funding Corp.	4.875%	6/15/2007	900	911
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,865
Mellon Funding Corp.	6.400%	5/14/2011	450	488
Mellon Funding Corp.	5.000%	12/1/2014	1,250	1,241
National City Bank	4.150%	8/1/2009	6,800	6,684
National City Bank	4.625%	5/1/2013	1,000	973
National City Corp.	3.200%	4/1/2008	4,300	4,154
National City Corp.	6.875%	5/15/2019	1,400	1,596
National Westminster Bank PLC	7.375%	10/1/2009	450	500
NationsBank Corp.	6.500%	3/15/2006	1,000	1,025
NationsBank Corp.	7.500%	9/15/2006	1,250	1,311
NationsBank Corp.	6.375%	2/15/2008	1,240	1,306
NationsBank Corp.	7.250%	10/15/2025	1,125	1,350
NB Capital Trust II	7.830%	12/15/2026	5,000	5,333
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,745
PNC Bank NA	5.250%	1/15/2017	3,100	3,049
PNC Funding Corp.	5.750%	8/1/2006	8,150	8,331
PNC Funding Corp.	5.250%	11/15/2015	6,150	6,043
Popular North America, Inc.	4.250%	4/1/2008	1,000	991
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,659
Regions Financial Corp.	6.375%	5/15/2012	10,500	11,382
Republic New York Corp.	7.750%	5/15/2009	4,300	4,792
Royal Bank of Canada	4.125%	1/26/2010	10,900	10,683
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	5,500	5,504
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	8,014
Royal Bank of Scotland Group PLC	7.648%	8/29/2049(3)	16,520	20,033
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	25,075	25,530
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	3,750	3,950
Sanwa Bank Ltd.	8.350%	7/15/2009	3,900	4,441
Sanwa Bank Ltd.	7.400%	6/15/2011	6,875	7,725
Southtrust Corp.	5.800%	6/15/2014	3,175	3,313
Sumitomo Bank International Finance NV	8.500%	6/15/2009	1,000	1,146
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,765	10,194
SunTrust Banks, Inc.	7.375%	7/1/2006	3,500	3,660
SunTrust Banks, Inc.	7.250%	9/15/2006	450	469
SunTrust Banks, Inc.	5.050%	7/1/2007	60	61
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	7,039
SunTrust Banks, Inc.	6.000%	2/15/2026	4,500	4,768
SunTrust Capital II	7.900%	6/15/2027	1,885	2,037
Swiss Bank Corp.	7.000%	10/15/2015	3,400	3,874
Swiss Bank Corp.	7.375%	6/15/2017	4,250	5,010
The Chase Manhattan Corp.	7.125%	2/1/2007	7,469	7,861
The Chase Manhattan Corp.	6.375%	4/1/2008	75	79
The Chase Manhattan Corp.	7.875%	6/15/2010	450	513
UFJ Finance Aruba AEC	6.750%	7/15/2013	6,100	6,602
Union Planters Corp.	7.750%	3/1/2011	8,300	9,542
UnionBanCal Corp.	5.250%	12/16/2013	1,525	1,529
US Bancorp	5.100%	7/15/2007	695	708
US Bancorp	8.270%	12/15/2026	3,370	3,717
US Bank NA	2.850%	11/15/2006	3,525	3,454
US Bank NA	3.700%	8/1/2007	4,225	4,176
US Bank NA	6.500%	2/1/2008	3,500	3,701
US Bank NA	4.125%	3/17/2008	7,650	7,601
US Bank NA	6.375%	8/1/2011	6,650	7,235
US Bank NA	6.300%	2/4/2014	10,700	11,613
US Bank NA	4.950%	10/30/2014	3,750	3,711
Wachovia Bank NA	4.850%	7/30/2007	450	456
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,149
Wachovia Bank NA	4.875%	2/1/2015	12,850	12,562
Wachovia Bank NA	5.000%	8/15/2015	1,285	1,266
Wachovia Corp.	4.950%	11/1/2006	5,995	6,082
Wachovia Corp.	6.250%	8/4/2008	850	896
Wachovia Corp.	4.875%	2/15/2014	2,650	2,608
Wachovia Corp.	5.250%	8/1/2014	10,725	10,844
Washington Mutual Bank	6.875%	6/15/2011	19,095	21,066
Washington Mutual Bank	5.500%	1/15/2013	6,000	6,107
Washington Mutual Bank	5.650%	8/15/2014	5,200	5,368
Washington Mutual Bank	5.125%	1/15/2015	6,850	6,713
Washington Mutual Capital I	8.375%	6/1/2027	1,975	2,156
Washington Mutual Finance Corp.	6.250%	5/15/2006	3,375	3,460
Washington Mutual Finance Corp.	5.000%	3/22/2012	5,025	5,021
Washington Mutual, Inc.	7.500%	8/15/2006	900	941
Wells Fargo & Co.	6.875%	4/1/2006	5,700	5,860
Wells Fargo & Co.	5.900%	5/21/2006	5,000	5,106
Wells Fargo & Co.	4.125%	3/10/2008	20,420	20,268
Wells Fargo & Co.	3.125%	4/1/2009	4,400	4,180
Wells Fargo & Co.	4.200%	1/15/2010	16,800	16,429
Wells Fargo & Co.	6.450%	2/1/2011	8,975	9,744
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,086
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,732
Wells Fargo & Co.	4.950%	10/16/2013	15,050	15,031
Wells Fargo & Co.	4.750%	2/9/2015	4,100	3,978
Wells Fargo & Co.	5.125%	9/15/2016	150	149
Wells Fargo & Co.	5.375%	2/7/2035	4,150	4,029
World Savings Bank, FSB	4.125%	3/10/2008	7,700	7,639
World Savings Bank, FSB	4.125%	12/15/2009	6,150	6,013
Zions Bancorp	6.000%	9/15/2015	2,900	3,026
Brokerage (1.4%)
Bear Stearns Co., Inc.	7.800%	8/15/2007	4,700	5,060
Bear Stearns Co., Inc.	4.000%	1/31/2008	19,925	19,673
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,650	1,570
Bear Stearns Co., Inc.	5.700%	11/15/2014	19,190	19,808
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,425	1,303
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	879
Fidelity Investments	7.490%	6/15/2019(2)	1,000	1,186
Goldman Sachs Group, Inc.	4.125%	1/15/2008	7,815	7,774
Goldman Sachs Group, Inc.	3.875%	1/15/2009	13,375	12,988
Goldman Sachs Group, Inc.	6.650%	5/15/2009	15,990	17,201
Goldman Sachs Group, Inc.	6.600%	1/15/2012	5,840	6,340
Goldman Sachs Group, Inc.	5.700%	9/1/2012	8,175	8,445
Goldman Sachs Group, Inc.	5.250%	4/1/2013	5,540	5,537
Goldman Sachs Group, Inc.	4.750%	7/15/2013	560	541
Goldman Sachs Group, Inc.	5.250%	10/15/2013	7,095	7,111
Goldman Sachs Group, Inc.	5.150%	1/15/2014	1,550	1,538
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,750	14,393
Goldman Sachs Group, Inc.	5.500%	11/15/2014	1,500	1,517
Goldman Sachs Group, Inc.	5.125%	1/15/2015	4,325	4,233
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,925	12,312
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,100	13,558
Lehman Brothers Holdings, Inc.	6.250%	5/15/2006	34,405	35,310
Lehman Brothers Holdings, Inc.	7.625%	6/1/2006	5,000	5,205
Lehman Brothers Holdings, Inc.	7.500%	9/1/2006	5,000	5,230
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,225	2,201
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	3,065	2,970
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	600	579
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,525	1,488
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	1,900	1,863
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,125	4,514
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	8,925	8,612
Merrill Lynch & Co., Inc.	6.150%	1/26/2006	150	153
Merrill Lynch & Co., Inc.	5.360%	2/1/2007	4,600	4,699
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	1,600	1,572
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	17,165	17,015
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	4,750	4,650
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,556
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,121
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	9,250	9,091
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	7,811	8,192
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	6,075	5,940
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	6,750	6,601
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	4,250	4,170
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	4,950	5,004
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	7,325	7,116
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,725	4,204
Morgan Stanley Dean Witter	6.100%	4/15/2006	13,300	13,595
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,700	1,781
Morgan Stanley Dean Witter	5.800%	4/1/2007	52,275	53,706
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,970	1,928
Morgan Stanley Dean Witter	3.875%	1/15/2009	3,225	3,153
Morgan Stanley Dean Witter	4.250%	5/15/2010	80	78
Morgan Stanley Dean Witter	6.750%	4/15/2011	4,990	5,459
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,120	7,782
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	404
Morgan Stanley Dean Witter	4.750%	4/1/2014	16,250	15,519
Morgan Stanley Dean Witter	7.250%	4/1/2032	6,715	8,166
Finance Companies (1.8%)
American Express Centurion Bank	4.375%	7/30/2009	2,950	2,917
American Express Co.	3.750%	11/20/2007	9,025	8,870
American Express Co.	4.750%	6/17/2009	2,375	2,384
American Express Co.	4.875%	7/15/2013	1,500	1,488
American Express Credit Corp.	3.000%	5/16/2008	7,950	7,630
American General Finance Corp.	5.875%	7/14/2006	2,500	2,552
American General Finance Corp.	3.000%	11/15/2006	7,100	6,970
American General Finance Corp.	5.750%	3/15/2007	9,000	9,226
American General Finance Corp.	3.875%	10/1/2009	4,150	3,971
American General Finance Corp.	4.000%	3/15/2011	1,000	948
American General Finance Corp.	5.375%	10/1/2012	5,350	5,395
Capital One Bank	6.875%	2/1/2006	11,075	11,331
Capital One Bank	4.875%	5/15/2008	3,450	3,477
Capital One Bank	4.250%	12/1/2008	1,850	1,821
Capital One Bank	4.800%	2/21/2012	2,200	2,155
Capital One Bank	6.500%	6/13/2013	1,725	1,856
Capital One Bank	5.125%	2/15/2014	3,000	2,953
Capital One Bank	5.250%	2/21/2017	2,450	2,368
CIT Group, Inc.	2.875%	9/29/2006	1,300	1,277
CIT Group, Inc.	7.375%	4/2/2007	8,750	9,252
CIT Group, Inc.	5.750%	9/25/2007	2,200	2,263
CIT Group, Inc.	3.650%	11/23/2007	1,800	1,756
CIT Group, Inc.	4.000%	5/8/2008	6,450	6,331
CIT Group, Inc.	4.125%	11/3/2009	950	922
CIT Group, Inc.	4.250%	2/1/2010	1,775	1,721
CIT Group, Inc.	4.750%	12/15/2010	1,200	1,188
CIT Group, Inc.	7.750%	4/2/2012	7,200	8,279
CIT Group, Inc.	5.000%	2/13/2014	2,525	2,460
CIT Group, Inc.	5.125%	9/30/2014	5,975	5,864
CIT Group, Inc.	5.000%	2/1/2015	4,300	4,158
Countrywide Home Loan	5.500%	8/1/2006	23,590	24,004
Countrywide Home Loan	5.500%	2/1/2007	400	408
Countrywide Home Loan	2.875%	2/15/2007	2,175	2,121
Countrywide Home Loan	5.625%	5/15/2007	1,345	1,377
Countrywide Home Loan	3.250%	5/21/2008	3,275	3,139
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,570
Countrywide Home Loan	5.625%	7/15/2009	340	348
Countrywide Home Loan	4.125%	9/15/2009	7,025	6,772
Countrywide Home Loan	4.000%	3/22/2011	3,575	3,361
General Electric Capital Corp.	2.800%	1/15/2007	10,900	10,662
General Electric Capital Corp.	5.000%	2/15/2007	600	609
General Electric Capital Corp.	5.375%	3/15/2007	51,650	52,783
General Electric Capital Corp.	5.000%	6/15/2007	13,800	14,021
General Electric Capital Corp.	4.250%	1/15/2008	6,200	6,179
General Electric Capital Corp.	4.125%	3/4/2008	4,500	4,464
General Electric Capital Corp.	3.500%	5/1/2008	15,120	14,705
General Electric Capital Corp.	4.625%	9/15/2009	14,600	14,556
General Electric Capital Corp.	8.300%	9/20/2009	275	313
General Electric Capital Corp.	7.375%	1/19/2010	1,300	1,441
General Electric Capital Corp.	6.125%	2/22/2011	11,685	12,414
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,349
General Electric Capital Corp.	5.875%	2/15/2012	90	95
General Electric Capital Corp.	5.450%	1/15/2013	1,270	1,302
General Electric Capital Corp.	4.750%	9/15/2014	12,025	11,697
General Electric Capital Corp.	4.875%	3/4/2015	900	878
General Electric Capital Corp.	6.750%	3/15/2032	30,710	35,517
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,980
Household Finance Corp.	7.200%	7/15/2006	8,500	8,830
Household Finance Corp.	5.750%	1/30/2007	95	97
Household Finance Corp.	4.625%	1/15/2008	13,070	13,116
Household Finance Corp.	6.400%	6/17/2008	6,250	6,581
Household Finance Corp.	4.125%	12/15/2008	8,675	8,525
Household Finance Corp.	5.875%	2/1/2009	370	384
Household Finance Corp.	4.750%	5/15/2009	15,575	15,592
Household Finance Corp.	6.375%	10/15/2011	14,325	15,379
Household Finance Corp.	7.000%	5/15/2012	13,475	15,004
Household Finance Corp.	6.375%	11/27/2012	440	474
HSBC Finance Corp.	4.125%	3/11/2008	5,900	5,850
HSBC Finance Corp.	4.125%	11/16/2009	7,350	7,159
HSBC Finance Corp.	6.750%	5/15/2011	6,450	7,024
International Lease Finance Corp.	3.125%	5/3/2007	3,750	3,658
International Lease Finance Corp.	5.625%	6/1/2007	21,025	21,541
International Lease Finance Corp.	4.500%	5/1/2008	1,625	1,620
International Lease Finance Corp.	6.375%	3/15/2009	900	950
International Lease Finance Corp.	5.875%	5/1/2013	155	159
MBNA America Bank NA	5.375%	1/15/2008	4,540	4,638
MBNA America Bank NA	4.625%	8/3/2009	3,200	3,178
MBNA America Bank NA	6.625%	6/15/2012	15	16
MBNA Corp.	7.500%	3/15/2012	3,970	4,496
MBNA Corp.	5.000%	6/15/2015	800	772
SLM Corp.	5.625%	4/10/2007	30,150	30,935
SLM Corp.	3.625%	3/17/2008	4,545	4,438
SLM Corp.	4.000%	1/15/2009	1,590	1,556
SLM Corp.	5.000%	10/1/2013	500	495
SLM Corp.	5.050%	11/14/2014	2,700	2,664
SLM Corp.	5.625%	8/1/2033	6,950	6,988
Wells Fargo & Co.	5.500%	8/1/2012	4,275	4,442
Insurance (0.7%)
ACE Capital Trust II	9.700%	4/1/2030	1,100	1,514
ACE Ltd.	6.000%	4/1/2007	6,125	6,288
AEGON NV	4.750%	6/1/2013	3,000	2,921
Aetna, Inc.	6.970%	8/15/2036	900	1,037
Allstate Corp.	5.375%	12/1/2006	5,100	5,193
Allstate Corp.	7.200%	12/1/2009	13,665	15,042
Allstate Corp.	5.000%	8/15/2014	4,925	4,864
Allstate Corp.	6.125%	12/15/2032	3,400	3,612
Allstate Corp.	5.350%	6/1/2033	220	210
American General Capital II	8.500%	7/1/2030	7,790	10,223
American International Group, Inc.	2.875%	5/15/2008	3,450	3,278
Aon Capital Trust	8.205%	1/1/2027	1,050	1,201
Arch Capital Group Ltd.	7.350%	5/1/2034	3,900	4,349
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014(2)	3,400	3,437
Assurant, Inc.	5.625%	2/15/2014	1,900	1,937
Assurant, Inc.	6.750%	2/15/2034	3,200	3,455
AXA Financial, Inc.	7.750%	8/1/2010	1,400	1,580
AXA SA	8.600%	12/15/2030	7,525	9,859
Axis Capital Holdings	5.750%	12/1/2014	2,775	2,785
Cincinnati Financial Corp.	6.125%	11/1/2034(2)	3,450	3,445
CNA Financial Corp.	5.850%	12/15/2014	4,625	4,585
Commerce Group, Inc.	5.950%	12/9/2013	1,800	1,824
Equitable Cos., Inc.	6.500%	4/1/2008	115	121
Fidelity National Financial, Inc.	7.300%	8/15/2011	5,025	5,336
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,201
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,067
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,600	4,973
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,800	2,123
Genworth Financial, Inc.	4.750%	6/15/2009	2,900	2,908
Genworth Financial, Inc.	5.750%	6/15/2014	2,375	2,452
Genworth Financial, Inc.	6.500%	6/15/2034	3,900	4,320
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,304
Hartford Life, Inc.	7.375%	3/1/2031	5,100	6,181
John Hancock Financial Services	5.625%	12/1/2008	500	516
Lincoln National Corp.	5.250%	6/15/2007	340	346
Lincoln National Corp.	6.200%	12/15/2011	575	614
Loews Corp.	5.250%	3/15/2016	1,500	1,455
Loews Corp.	6.000%	2/1/2035	725	706
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	914
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,850	7,152
MetLife, Inc.	5.250%	12/1/2006	6,225	6,327
MetLife, Inc.	5.375%	12/15/2012	2,800	2,838
MetLife, Inc.	5.000%	11/24/2013	5,000	4,942
MetLife, Inc.	5.500%	6/15/2014	850	864
MetLife, Inc.	6.500%	12/15/2032	1,800	1,963
MetLife, Inc.	6.375%	6/15/2034	3,375	3,623
Nationwide Life Global Funding	5.350%	2/15/2007(2)	8,025	8,186
Principal Life Global	3.625%	4/30/2008(2)	770	752
Principal Life Inc. Funding	5.100%	4/15/2014	4,975	4,947
Progressive Corp.	6.625%	3/1/2029	4,800	5,399
Progressive Corp.	6.250%	12/1/2032	325	350
Protective Life Secured Trust	3.700%	11/24/2008	7,550	7,316
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,170
Prudential Financial, Inc.	4.750%	4/1/2014	2,500	2,410
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,936
Prudential Financial, Inc.	5.750%	7/15/2033	2,125	2,123
St. Paul Cos., Inc.	5.750%	3/15/2007	4,450	4,568
Travelers Property Casualty Corp.	3.750%	3/15/2008	3,925	3,825
XL Capital Ltd.	5.250%	9/15/2014	6,025	5,951
XL Capital Ltd.	6.375%	11/15/2024	3,850	4,026
Real Estate Investment Trusts (0.4%)
Boston Properties, Inc.	6.250%	1/15/2013	1,590	1,685
Boston Properties, Inc.	5.625%	4/15/2015	3,950	3,970
Brandywine Realty Trust	4.500%	11/1/2009	4,300	4,175
Brandywine Realty Trust	5.400%	11/1/2014	2,675	2,634
EOP Operating LP	8.375%	3/15/2006	3,059	3,179
EOP Operating LP	7.750%	11/15/2007	5,450	5,865
EOP Operating LP	6.750%	2/15/2008	2,100	2,215
EOP Operating LP	8.100%	8/1/2010	1,000	1,133
EOP Operating LP	4.650%	10/1/2010	6,825	6,686
EOP Operating LP	7.000%	7/15/2011	1,250	1,367
EOP Operating LP	6.750%	2/15/2012	6,935	7,512
EOP Operating LP	5.875%	1/15/2013	1,690	1,733
EOP Operating LP	4.750%	3/15/2014	2,650	2,492
EOP Operating LP	7.875%	7/15/2031	1,850	2,231
ERP Operating LP	6.625%	3/15/2012	8,400	9,101
Health Care Property Investment, Inc.	6.450%	6/25/2012	10,625	11,266
Hospitality Properties	5.125%	2/15/2015	2,275	2,194
HRPT Properties Trust	6.250%	8/15/2016	1,700	1,773
iStar Financial Inc.	5.150%	3/1/2012	6,850	6,615
Liberty Property LP	5.125%	3/2/2015	4,575	4,440
ProLogis	5.500%	3/1/2013	2,650	2,681
Regency Centers LP	6.750%	1/15/2012	7,875	8,560
Simon Property Group Inc.	6.375%	11/15/2007	18,700	19,532
Simon Property Group Inc.	4.875%	8/15/2010	1,425	1,412
Simon Property Group Inc.	6.350%	8/28/2012	55	58
Vornado Realty	5.625%	6/15/2007	3,550	3,611
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	1,925	1,890
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,065	2,953
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010(2)	5,300	5,171
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,300	4,187
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,175	2,116
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	575	574
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015(2)	11,250	10,944
J. Paul Getty Trust	5.875%	10/1/2033	2,800	2,935

				2,516,902

Industrial (10.8%)
Basic Industry (0.7%)
Alcan, Inc.	4.500%	5/15/2013	5,400	5,233
Alcan, Inc.	5.200%	1/15/2014	875	884
Alcan, Inc.	6.125%	12/15/2033	1,500	1,584
Alcoa, Inc.	4.250%	8/15/2007	30,625	30,599
Aluminum Co. of America	6.750%	1/15/2028	500	585
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,425	3,342
BHP Billiton Finance BV	4.800%	4/15/2013	10,490	10,354
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,550	8,702
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,044
Domtar, Inc.	7.875%	10/15/2011	1,750	1,935
Dow Chemical Co.	6.125%	2/1/2011	9,725	10,358
Dow Chemical Co.	7.375%	11/1/2029	5,900	7,220
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	216
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	8,000	8,750
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	3,550	3,478
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	7,820	7,781
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,500	1,724
Eastman Chemical Co.	7.250%	1/15/2024	600	695
Eastman Chemical Co.	7.600%	2/1/2027	2,838	3,443
Falconbridge Ltd.	7.350%	6/5/2012	900	1,012
Falconbridge Ltd.	5.375%	6/1/2015	450	444
ICI Wilmington	4.375%	12/1/2008	4,125	4,082
ICI Wilmington	5.625%	12/1/2013	900	919
Inco Ltd.	7.750%	5/15/2012	10	12
Inco Ltd.	5.700%	10/15/2015	750	767
Inco Ltd.	7.200%	9/15/2032	1,500	1,748
International Paper Co.	4.250%	1/15/2009	3,525	3,461
International Paper Co.	6.750%	9/1/2011	3,300	3,627
International Paper Co.	5.850%	10/30/2012(3)	6,795	7,048
International Paper Co.	5.300%	4/1/2015	2,200	2,200
MeadWestvaco Corp.	6.850%	4/1/2012	40	45
Newmont Mining	5.875%	4/1/2035	3,225	3,184
Noranda, Inc.	7.250%	7/15/2012	2,725	3,051
Placer Dome, Inc.	6.450%	10/15/2035	2,650	2,897
Potash Corp. of Saskatchewan	7.750%	5/31/2011	11,600	13,324
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,478
Praxair, Inc.	6.900%	11/1/2006	14,525	15,147
Praxair, Inc.	2.750%	6/15/2008	1,700	1,619
Praxair, Inc.	3.950%	6/1/2013	1,200	1,124
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	4,000	3,768
Rohm & Haas Co.	7.400%	7/15/2009	96	106
Rohm & Haas Co.	9.800%	4/15/2020	3,236	4,103
Rohm & Haas Co.	7.850%	7/15/2029	2,900	3,776
Westvaco Corp.	8.200%	1/15/2030	1,050	1,307
Weyerhaeuser Co.	6.000%	8/1/2006	450	461
Weyerhaeuser Co.	6.125%	3/15/2007	4,408	4,574
Weyerhaeuser Co.	6.750%	3/15/2012	9,970	10,990
Weyerhaeuser Co.	7.375%	3/15/2032	9,705	11,512
Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011(2)	3,588	3,835
Bemis Co. Inc.	4.875%	4/1/2012(2)	1,225	1,210
Boeing Capital Corp.	5.750%	2/15/2007	2,545	2,614
Boeing Capital Corp.	6.500%	2/15/2012	13,025	14,133
Boeing Capital Corp.	5.800%	1/15/2013	4,090	4,288
Caterpillar Financial Services Corp.	5.950%	5/1/2006	3,000	3,065
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,752
Caterpillar Financial Services Corp.	4.150%	1/15/2010	11,700	11,393
Caterpillar Financial Services Corp.	4.750%	2/17/2015	1,725	1,676
Caterpillar, Inc.	7.300%	5/1/2031	1,250	1,548
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,541
Caterpillar, Inc.	7.375%	3/1/2097	6,675	8,176
CRH America Inc.	6.950%	3/15/2012	6,810	7,561
CRH America Inc.	6.400%	10/15/2033	2,820	3,027
Deere & Co.	6.950%	4/25/2014	7,550	8,613
Deere & Co.	8.100%	5/15/2030	4,930	6,601
Emerson Electric Co.	7.125%	8/15/2010	4,350	4,837
Emerson Electric Co.	4.625%	10/15/2012	5,700	5,621
Emerson Electric Co.	5.000%	12/15/2014	5,300	5,260
General Dynamics Corp.	2.125%	5/15/2006	3,500	3,434
General Dynamics Corp.	3.000%	5/15/2008	6,450	6,185
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	5,890	5,618
General Electric Co.	5.000%	2/1/2013	21,815	21,775
Goodrich Corp.	7.625%	12/15/2012	25	29
Hanson PLC	7.875%	9/27/2010	1,000	1,138
Hanson PLC	5.250%	3/15/2013	4,700	4,701
Honeywell International, Inc.	5.125%	11/1/2006	1,500	1,526
Honeywell International, Inc.	7.500%	3/1/2010	500	561
Honeywell International, Inc.	6.125%	11/1/2011	2,500	2,673
Ingersoll-Rand Co.	6.250%	5/15/2006	9,575	9,815
John Deere Capital Corp.	3.875%	3/7/2007	1,675	1,663
John Deere Capital Corp.	3.900%	1/15/2008	2,750	2,710
John Deere Capital Corp.	7.000%	3/15/2012	10,400	11,654
Lockheed Martin Corp.	7.650%	5/1/2016	4,575	5,455
Lockheed Martin Corp.	7.750%	5/1/2026	600	751
Lockheed Martin Corp.	8.500%	12/1/2029	7,075	9,592
Masco Corp.	6.750%	3/15/2006	14,000	14,360
Masco Corp.	4.625%	8/15/2007	670	674
Masco Corp.	5.875%	7/15/2012	460	484
Masco Corp.	7.750%	8/1/2029	450	555
Masco Corp.	6.500%	8/15/2032	1,300	1,404
Northrop Grumman Corp.	7.125%	2/15/2011	5,000	5,563
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,257
Northrop Grumman Corp.	7.750%	2/15/2031	3,265	4,130
Raytheon Co.	6.150%	11/1/2008	1,186	1,242
Raytheon Co.	8.300%	3/1/2010	4,585	5,255
Raytheon Co.	5.500%	11/15/2012	3,000	3,089
Raytheon Co.	5.375%	4/1/2013	6,740	6,853
Raytheon Co.	6.400%	12/15/2018	500	538
Raytheon Co.	7.200%	8/15/2027	5,500	6,515
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,092
Republic Services, Inc.	6.086%	3/15/2035	2,225	2,247
Textron Financial Corp.	5.875%	6/1/2007	2,200	2,271
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,892
Textron, Inc.	6.500%	6/1/2012	8,925	9,678
The Boeing Co.	8.750%	8/15/2021	1,700	2,308
The Boeing Co.	8.750%	9/15/2031	1,050	1,485
The Boeing Co.	6.625%	2/15/2038	5,045	5,738
TRW, Inc.	7.750%	6/1/2029	2,800	3,528
Tyco International Group SA	5.800%	8/1/2006	1,600	1,635
Tyco International Group SA	6.125%	11/1/2008	1,600	1,683
Tyco International Group SA	6.750%	2/15/2011	9,450	10,321
Tyco International Group SA	6.375%	10/15/2011	7,525	8,130
Tyco International Group SA	6.000%	11/15/2013	1,825	1,922
Tyco International Group SA	7.000%	6/15/2028	7,600	8,791
Tyco International Group SA	6.875%	1/15/2029	150	170
United Technologies Corp.	4.875%	11/1/2006	8,560	8,665
United Technologies Corp.	6.350%	3/1/2011	3,025	3,280
United Technologies Corp.	8.875%	11/15/2019	4,000	5,272
United Technologies Corp.	6.700%	8/1/2028	1,642	1,910
United Technologies Corp.	7.500%	9/15/2029	2,875	3,672
USA Waste Services, Inc.	7.125%	10/1/2007	250	266
USA Waste Services, Inc.	7.000%	7/15/2028	1,900	2,135
Waste Management, Inc.	6.500%	11/15/2008	12,225	13,040
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,557
Waste Management, Inc.	7.375%	8/1/2010	2,250	2,501
Waste Management, Inc.	5.000%	3/15/2014	1,700	1,675
Waste Management, Inc.	7.750%	5/15/2032	4,900	6,029
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,556
Communication (2.7%)
360 Communications Co.	7.500%	3/1/2006	450	465
Alltel Corp.	7.000%	7/1/2012	4,525	5,040
America Movil SA de C.V	4.125%	3/1/2009	5,550	5,370
America Movil SA de C.V	5.500%	3/1/2014	2,675	2,564
America Movil SA de C.V	5.750%	1/15/2015	4,025	3,878
America Movil SA de C.V	6.375%	3/1/2035	6,150	5,560
AT&T Wireless Services, Inc.	7.350%	3/1/2006	1,250	1,286
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,830	16,882
AT&T Wireless Services, Inc.	8.125%	5/1/2012	12,255	14,276
AT&T Wireless Services, Inc.	8.750%	3/1/2031	8,580	11,266
BellSouth Capital Funding	7.875%	2/15/2030	12,150	15,025
BellSouth Corp.	5.000%	10/15/2006	3,884	3,939
BellSouth Corp.	4.200%	9/15/2009	4,875	4,753
BellSouth Corp.	6.000%	10/15/2011	120	127
BellSouth Corp.	4.750%	11/15/2012	5,925	5,827
BellSouth Corp.	5.200%	9/15/2014	4,150	4,105
BellSouth Corp.	6.875%	10/15/2031	3,820	4,241
BellSouth Corp.	6.550%	6/15/2034	4,550	4,862
BellSouth Corp.	6.000%	11/15/2034	5,300	5,266
Belo Corp.	7.250%	9/15/2027	340	385
British Sky Broadcasting Corp.	7.300%	10/15/2006	1,725	1,804
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,225	4,543
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,725	1,947
British Telecommunications PLC	8.375%	12/15/2010(3)	8,085	9,387
British Telecommunications PLC	8.875%	12/15/2030(3)	9,010	11,963
Century Tel Enterprises	6.875%	1/15/2028	1,000	1,012
CenturyTel, Inc.	7.875%	8/15/2012	2,600	2,915
Cingular Wireless	5.625%	12/15/2006	5,000	5,128
Cingular Wireless	7.125%	12/15/2031	1,820	2,029
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,200	3,170
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,245	1,364
Clear Channel Communications, Inc.	5.000%	3/15/2012	17,350	16,416
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,200	3,141
Clear Channel Communications, Inc.	5.500%	9/15/2014	2,850	2,715
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,300	1,375
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	915	1,086
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	3,861	5,229
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,237
Comcast Cable Communications, Inc.	6.875%	6/15/2009	400	431
Comcast Cable Communications, Inc.	6.750%	1/30/2011	4,115	4,475
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,600	3,319
Comcast Corp.	5.300%	1/15/2014	3,100	3,070
Comcast Corp.	6.500%	1/15/2015	7,090	7,605
Comcast Corp.	7.050%	3/15/2033	1,765	1,974
Cox Communications, Inc.	3.875%	10/1/2008	1,250	1,209
Cox Communications, Inc.	4.625%	1/15/2010(2)	10,125	9,868
Cox Communications, Inc.	7.750%	11/1/2010	6,650	7,388
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,516
Cox Communications, Inc.	5.450%	12/15/2014(2)	9,950	9,659
Deutsche Telekom International Finance	3.875%	7/22/2008	4,025	3,926
Deutsche Telekom International Finance	8.500%	6/15/2010(3)	17,735	20,490
Deutsche Telekom International Finance	5.250%	7/22/2013	950	955
Deutsche Telekom International Finance	8.750%	6/15/2030(3)	20,280	26,524
France Telecom	7.450%	3/1/2006(3)	11,500	11,837
France Telecom	8.000%	3/1/2011(3)	500	579
France Telecom	8.750%	3/1/2031(3)	19,225	25,456
Gannett Co., Inc.	6.375%	4/1/2012	2,900	3,156
Grupo Televisa SA	6.625%	3/18/2025(2)	4,350	4,151
Grupo Televisa SA	8.500%	3/11/2032	750	850
GTE Corp.	6.360%	4/15/2006	1,045	1,069
GTE Corp.	8.750%	11/1/2021	3,835	4,949
GTE Corp.	6.940%	4/15/2028	4,620	5,057
Koninklijke KPN NV	8.000%	10/1/2010	4,365	5,003
Koninklijke KPN NV	8.375%	10/1/2030	4,390	5,662
New England Telephone & Telegraph Co.	6.875%	10/1/2023	2,815	2,827
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,350	2,794
News America Holdings, Inc.	9.250%	2/1/2013	5,841	7,295
News America Holdings, Inc.	8.000%	10/17/2016	9,075	10,815
News America Holdings, Inc.	7.700%	10/30/2025	900	1,048
News America Holdings, Inc.	8.150%	10/17/2036	2,700	3,326
News America Holdings, Inc.	7.750%	12/1/2045	1,775	2,095
News America Inc.	5.300%	12/15/2014	2,600	2,554
News America Inc.	6.200%	12/15/2034	7,700	7,600
Pacific Bell	7.125%	3/15/2026	1,700	1,943
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,275	2,204
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,375	2,318
SBC Communications, Inc.	5.750%	5/2/2006	570	580
SBC Communications, Inc.	4.125%	9/15/2009	9,000	8,745
SBC Communications, Inc.	6.250%	3/15/2011	10,390	11,025
SBC Communications, Inc.	5.875%	2/1/2012	2,000	2,086
SBC Communications, Inc.	5.875%	8/15/2012	10,250	10,669
SBC Communications, Inc.	5.100%	9/15/2014	12,500	12,164
SBC Communications, Inc.	5.625%	6/15/2016	3,675	3,692
SBC Communications, Inc.	6.450%	6/15/2034	3,950	4,101
SBC Communications, Inc.	6.150%	9/15/2034	1,425	1,422
Sprint Capital Corp.	6.000%	1/15/2007	15,290	15,698
Sprint Capital Corp.	6.125%	11/15/2008	14,950	15,656
Sprint Capital Corp.	7.625%	1/30/2011	3,600	4,026
Sprint Capital Corp.	8.375%	3/15/2012	590	689
Sprint Capital Corp.	6.900%	5/1/2019	400	432
Sprint Capital Corp.	6.875%	11/15/2028	6,225	6,641
Sprint Capital Corp.	8.750%	3/15/2032	17,675	22,877
TCI Communications, Inc.	8.750%	8/1/2015	17,295	21,601
TCI Communications, Inc.	7.875%	2/15/2026	500	600
Telecom Italia Capital	4.000%	11/15/2008	8,625	8,421
Telecom Italia Capital	4.000%	1/15/2010(2)	5,375	5,131
Telecom Italia Capital	5.250%	11/15/2013	10,035	9,920
Telecom Italia Capital	4.950%	9/30/2014(2)	4,275	4,082
Telecom Italia Capital	6.375%	11/15/2033	3,775	3,880
Telecom Italia Capital	6.000%	9/30/2034(2)	4,050	3,906
Tele-Communications, Inc.	7.875%	8/1/2013	14,550	16,886
Telecomunicaciones de Puerto Rico	6.650%	5/15/2006	2,175	2,226
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,600	4,846
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,702
Telefonica Europe BV	8.250%	9/15/2030	4,875	6,481
Telefonos de Mexico SA	8.250%	1/26/2006	10,075	10,409
Telefonos de Mexico SA	4.750%	1/27/2010(2)	2,700	2,630
Telefonos de Mexico SA	5.500%	1/27/2015(2)	6,600	6,232
Telus Corp.	7.500%	6/1/2007	3,875	4,118
Telus Corp.	8.000%	6/1/2011	6,025	7,043
Thomson Corp.	5.750%	2/1/2008	8,600	8,908
Time Warner Entertainment	7.250%	9/1/2008	1,275	1,372
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,791
Time Warner Entertainment	8.375%	3/15/2023	9,690	11,826
Time Warner Entertainment	8.375%	7/15/2033	4,135	5,224
Univision Communications, Inc.	2.875%	10/15/2006	2,625	2,572
US Cellular	6.700%	12/15/2033	3,950	4,123
USA Interactive	7.000%	1/15/2013	4,325	4,566
Verizon Global Funding Corp.	6.875%	6/15/2012	17,100	18,834
Verizon Global Funding Corp.	7.375%	9/1/2012	11,500	13,045
Verizon Global Funding Corp.	4.375%	6/1/2013	560	531
Verizon Global Funding Corp.	7.750%	12/1/2030	1,965	2,363
Verizon Maryland, Inc.	5.125%	6/15/2033	450	396
Verizon New England Telephone Co.	6.500%	9/15/2011	1,945	2,088
Verizon New Jersey, Inc.	5.875%	1/17/2012	11,990	12,414
Verizon New York, Inc.	6.875%	4/1/2012	2,700	2,939
Verizon New York, Inc.	7.375%	4/1/2032	2,850	3,207
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,500	11,787
Verizon Wireless Capital	5.375%	12/15/2006	14,470	14,752
Vodafone AirTouch PLC	7.750%	2/15/2010	2,225	2,509
Vodafone AirTouch PLC	7.875%	2/15/2030	4,575	5,826
Vodafone Group PLC	3.950%	1/30/2008	8,500	8,402
Vodafone Group PLC	5.000%	12/16/2013	6,475	6,426
Vodafone Group PLC	6.250%	11/30/2032	1,800	1,935
WPP Finance USA Corp.	5.875%	6/15/2014	4,200	4,313
Consumer Cyclical (2.5%)
Brinker International	5.750%	6/1/2014	1,975	2,019
Cendant Corp.	6.875%	8/15/2006	12,760	13,212
Cendant Corp.	6.250%	1/15/2008	7,000	7,291
Cendant Corp.	7.375%	1/15/2013	4,625	5,218
Cendant Corp.	7.125%	3/15/2015	250	279
Centex Corp.	4.750%	1/15/2008	340	341
Centex Corp.	7.875%	2/1/2011	40	45
Centex Corp.	5.125%	10/1/2013	3,740	3,624
Chrysler Corp.	7.450%	3/1/2027	3,800	4,058
Cooper Tire & Rubber Co.	7.750%	12/15/2009	1,175	1,279
Costco Wholesale Corp.	5.500%	3/15/2007	8,600	8,822
CVS Corp.	4.000%	9/15/2009	3,675	3,587
CVS Corp.	4.875%	9/15/2014	2,850	2,792
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	2,775	2,887
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	22,400	22,372
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,500	13,160
DaimlerChrysler North America Holding Corp.	7.750%	1/18/2011	7,835	8,625
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	10,020	10,847
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	8,430	10,107
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	1,947
Federated Department Stores, Inc.	6.790%	7/15/2027	2,880	3,017
Federated Department Stores, Inc.	7.000%	2/15/2028	25	27
Federated Department Stores, Inc.	6.900%	4/1/2029	2,250	2,403
Ford Capital BV	9.500%	6/1/2010	600	654
Ford Motor Co.	6.625%	10/1/2028	5,685	4,870
Ford Motor Co.	6.375%	2/1/2029	10,400	8,626
Ford Motor Co.	7.450%	7/16/2031	19,235	17,370
Ford Motor Co.	8.900%	1/15/2032	900	914
Ford Motor Co.	9.980%	2/15/2047	4,375	4,947
Ford Motor Credit Co.	6.500%	1/25/2007	56,405	57,050
Ford Motor Credit Co.	7.750%	2/15/2007	11,425	11,759
Ford Motor Credit Co.	4.950%	1/15/2008	975	941
Ford Motor Credit Co.	5.625%	10/1/2008	560	545
Ford Motor Credit Co.	5.800%	1/12/2009	5,000	4,807
Ford Motor Credit Co.	7.375%	10/28/2009	5,500	5,545
Ford Motor Credit Co.	5.700%	1/15/2010	3,675	3,467
Ford Motor Credit Co.	7.875%	6/15/2010	2,500	2,563
Ford Motor Credit Co.	7.375%	2/1/2011	7,200	7,171
Ford Motor Credit Co.	7.250%	10/25/2011	18,500	18,284
Ford Motor Credit Co.	7.000%	10/1/2013	3,335	3,232
General Motors Acceptance Corp.	4.500%	7/15/2006	4,625	4,532
General Motors Acceptance Corp.	6.125%	9/15/2006	11,500	11,457
General Motors Acceptance Corp.	6.125%	2/1/2007	7,300	7,210
General Motors Acceptance Corp.	6.150%	4/5/2007	4,500	4,422
General Motors Acceptance Corp.	6.125%	8/28/2007	3,900	3,811
General Motors Acceptance Corp.	5.625%	5/15/2009	2,875	2,640
General Motors Acceptance Corp.	7.750%	1/19/2010	7,680	7,433
General Motors Acceptance Corp.	7.250%	3/2/2011	1,500	1,395
General Motors Acceptance Corp.	6.875%	9/15/2011	37,320	33,844
General Motors Acceptance Corp.	7.000%	2/1/2012	20,805	18,814
General Motors Acceptance Corp.	6.875%	8/28/2012	9,375	8,366
General Motors Acceptance Corp.	6.750%	12/1/2014	4,775	4,119
General Motors Acceptance Corp.	8.000%	11/1/2031	12,035	10,506
General Motors Corp.	7.200%	1/15/2011	4,525	4,079
General Motors Corp.	8.800%	3/1/2021	1,925	1,760
General Motors Corp.	8.250%	7/15/2023	8,500	7,333
General Motors Corp.	8.375%	7/15/2033	20,100	17,174
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,825	9,288
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,335	2,535
Harrah's Operating Co., Inc.	8.000%	2/1/2011	296	337
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,800	2,786
Hilton Hotels Corp.	7.625%	12/1/2012	2,300	2,621
Home Depot Inc.	3.750%	9/15/2009	9,775	9,483
Kohl's Corp.	6.000%	1/15/2033	5,675	5,898
Lear Corp.	5.750%	8/1/2014(2)	1,450	1,404
Lennar Corp.	5.950%	3/1/2013	610	627
Liberty Media Corp.	3.500%	9/25/2006	1,010	996
Liberty Media Corp.	7.875%	7/15/2009	1,400	1,515
Liberty Media Corp.	8.250%	2/1/2030	4,875	4,996
Lowe's Cos., Inc.	6.875%	2/15/2028	260	306
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,361
May Department Stores Co.	3.950%	7/15/2007	925	912
May Department Stores Co.	5.750%	7/15/2014	2,825	2,839
May Department Stores Co.	9.750%	2/15/2021	1,024	1,266
May Department Stores Co.	6.650%	7/15/2024	2,500	2,570
May Department Stores Co.	6.700%	7/15/2034	1,900	1,933
McDonald's Corp.	6.000%	4/15/2011	3,560	3,784
Nordstrom, Inc.	6.950%	3/15/2028	1,400	1,579
Pulte Homes, Inc.	4.875%	7/15/2009	2,675	2,671
Pulte Homes, Inc.	6.250%	2/15/2013	450	468
Pulte Homes, Inc.	5.250%	1/15/2014	2,800	2,718
Pulte Homes, Inc.	5.200%	2/15/2015	1,050	990
Pulte Homes, Inc.	7.875%	6/15/2032	7,800	8,976
Pulte Homes, Inc.	6.000%	2/15/2035	1,400	1,280
Target Corp.	3.375%	3/1/2008	13,500	13,167
Target Corp.	5.400%	10/1/2008	315	325
Target Corp.	5.375%	6/15/2009	4,100	4,239
Target Corp.	6.350%	1/15/2011	195	211
Target Corp.	4.000%	6/15/2013	670	632
Target Corp.	7.000%	7/15/2031	11,260	13,671
Target Corp.	6.350%	11/1/2032	1,000	1,128
The Walt Disney Co.	5.500%	12/29/2006	3,375	3,446
The Walt Disney Co.	5.375%	6/1/2007	18,296	18,702
The Walt Disney Co.	6.375%	3/1/2012	2,775	2,997
Time Warner, Inc.	6.125%	4/15/2006	2,900	2,961
Time Warner, Inc.	6.150%	5/1/2007	17,775	18,396
Time Warner, Inc.	8.180%	8/15/2007	2,350	2,533
Time Warner, Inc.	6.750%	4/15/2011	1,650	1,787
Time Warner, Inc.	6.875%	5/1/2012	5,475	5,982
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,853
Time Warner, Inc.	9.150%	2/1/2023	5,100	6,691
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,723
Time Warner, Inc.	6.625%	5/15/2029	5,150	5,526
Time Warner, Inc.	7.625%	4/15/2031	3,355	3,961
Time Warner, Inc.	7.700%	5/1/2032	9,890	11,756
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	536
Toyota Motor Credit Corp.	4.250%	3/15/2010	22,275	22,011
Viacom International Inc.	7.700%	7/30/2010	5,475	6,082
Viacom International Inc.	6.625%	5/15/2011	5,975	6,390
Viacom International Inc.	5.625%	8/15/2012	6,500	6,596
Viacom International Inc.	4.625%	5/15/2018	500	448
Viacom International Inc.	7.875%	7/30/2030	5,335	6,348
Viacom International Inc.	5.500%	5/15/2033	2,750	2,473
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,295	14,468
Wal-Mart Stores, Inc.	4.000%	1/15/2010	11,800	11,470
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,925	3,813
Wal-Mart Stores, Inc.	4.550%	5/1/2013	2,500	2,454
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,620	21,570
Wal-Mart Stores, Inc. Canada	5.580%	5/1/2006(2)	6,850	6,970
Yum! Brands, Inc.	8.875%	4/15/2011	2,400	2,866
Yum! Brands, Inc.	7.700%	7/1/2012	1,500	1,737
Consumer Noncyclical (1.9%)
Abbott Laboratories	5.625%	7/1/2006	14,086	14,373
Abbott Laboratories	3.500%	2/17/2009	1,650	1,591
Albertson's, Inc.	7.500%	2/15/2011	8,060	8,927
Albertson's, Inc.	7.450%	8/1/2029	3,050	3,371
Albertson's, Inc.	8.000%	5/1/2031	1,700	1,993
Altria Group, Inc.	5.625%	11/4/2008	5,600	5,735
Amgen Inc.	4.000%	11/18/2009(2)	7,625	7,421
Amgen Inc.	4.850%	11/18/2014(2)	5,000	4,914
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,600
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	450	436
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,375	3,625
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	1,825	2,168
Anthem, Inc.	6.800%	8/1/2012	60	66
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,200	5,040
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,805
AstraZeneca PLC	5.400%	6/1/2014	3,875	3,988
Baxter International, Inc.	5.250%	5/1/2007	1,750	1,781
Boston Scientific	5.450%	6/15/2014	3,350	3,428
Bottling Group LLC	4.625%	11/15/2012	17,285	17,053
Bristol-Myers Squibb Co.	4.000%	8/15/2008	3,250	3,205
Bristol-Myers Squibb Co.	5.750%	10/1/2011	18,550	19,378
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,300	1,497
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,500	3,445
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,575	2,583
C.R. Bard, Inc.	6.700%	12/1/2026	7,050	7,307
Campbell Soup Co.	5.500%	3/15/2007	1,400	1,433
Campbell Soup Co.	6.750%	2/15/2011	3,500	3,857
Cardinal Health, Inc.	4.000%	6/15/2015	650	579
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,630	3,169
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,500	3,903
CIGNA Corp.	7.875%	5/15/2027	750	907
Clorox Co.	4.200%	1/15/2010(2)	11,350	11,151
Clorox Co.	5.000%	1/15/2015(2)	3,275	3,263
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	332
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	15,700	16,759
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	4,100	5,376
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,958
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	820	950
Coca-Cola HBC Finance	5.125%	9/17/2013	670	671
Conagra, Inc.	7.875%	9/15/2010	8,400	9,597
Conagra, Inc.	9.750%	3/1/2021	750	1,055
Conagra, Inc.	7.125%	10/1/2026	1,100	1,293
Conagra, Inc.	8.250%	9/15/2030	1,670	2,217
Coors Brewing Co.	6.375%	5/15/2012	900	968
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,404
Diageo Capital PLC	3.375%	3/20/2008	14,150	13,738
Diageo Capital PLC	7.250%	11/1/2009	450	499
Eli Lilly & Co.	6.000%	3/15/2012	2,575	2,762
General Mills, Inc.	2.625%	10/24/2006	8,750	8,555
General Mills, Inc.	5.125%	2/15/2007	11,575	11,756
General Mills, Inc.	6.000%	2/15/2012	2,665	2,829
Gillette Co.	3.800%	9/15/2009	1,400	1,359
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,675	7,437
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,125	2,996
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,750	3,728
Grand Metropolitan Investment Corp.	7.450%	4/15/2005	500	641
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,550	1,894
H.J. Heinz Co.	6.625%	7/15/2011(3)	3,000	3,280
H.J. Heinz Co.	6.375%	7/15/2028	3,525	3,919
H.J. Heinz Co.	6.750%	3/15/2032(3)	500	575
Hospira, Inc.	4.950%	6/15/2009	3,175	3,199
Hospira, Inc.	5.900%	6/15/2014	1,975	2,053
Imperial Tobacco	7.125%	4/1/2009	1,000	1,081
International Flavors & Fragrances	6.450%	5/15/2006	3,800	3,902
Johnson & Johnson	3.800%	5/15/2013	4,115	3,850
Johnson & Johnson	6.950%	9/1/2029	450	546
Johnson & Johnson	4.950%	5/15/2033	3,300	3,111
Kellogg Co.	6.000%	4/1/2006	13,800	14,079
Kellogg Co.	2.875%	6/1/2008	2,725	2,599
Kellogg Co.	6.600%	4/1/2011	450	489
Kellogg Co.	7.450%	4/1/2031	6,915	8,583
Kimberly-Clark Corp.	7.100%	8/1/2007	1,340	1,427
Kimberly-Clark Corp.	5.625%	2/15/2012	1,900	2,001
Kraft Foods, Inc.	4.625%	11/1/2006	17,475	17,597
Kraft Foods, Inc.	4.125%	11/12/2009	4,250	4,143
Kraft Foods, Inc.	5.625%	11/1/2011	6,775	7,022
Kraft Foods, Inc.	6.250%	6/1/2012	950	1,018
Kraft Foods, Inc.	5.250%	10/1/2013	340	344
Kraft Foods, Inc.	6.500%	11/1/2031	11,400	12,597
Kroger Co.	7.800%	8/15/2007	4,400	4,726
Kroger Co.	7.250%	6/1/2009	4,225	4,602
Kroger Co.	6.800%	4/1/2011	600	655
Kroger Co.	4.950%	1/15/2015	3,675	3,551
Kroger Co.	7.700%	6/1/2029	10,625	12,449
Kroger Co.	8.000%	9/15/2029	1,450	1,756
Kroger Co.	7.500%	4/1/2031	420	484
Laboratory Corp. of America	5.500%	2/1/2013	340	345
Merck & Co.	5.250%	7/1/2006	670	681
Merck & Co.	4.750%	3/1/2015	2,500	2,412
Merck & Co.	6.400%	3/1/2028	1,730	1,887
Merck & Co.	5.950%	12/1/2028	450	466
Newell Rubbermaid, Inc.	6.000%	3/15/2007	900	926
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,500	3,349
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,000	2,392
Pfizer, Inc.	4.500%	2/15/2014	5,400	5,232
Pharmacia Corp.	5.750%	12/1/2005(3)	11,990	12,142
Pharmacia Corp.	6.600%	12/1/2028(3)	1,500	1,720
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,608
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,770	4,292
Procter & Gamble Co.	6.875%	9/15/2009	7,950	8,715
Procter & Gamble Co.	4.950%	8/15/2014	1,400	1,393
Procter & Gamble Co.	5.800%	8/15/2034	3,000	3,105
Procter & Gamble Co. ESOP	9.360%	1/1/2021	16,000	20,808
Quest Diagnostic, Inc.	6.750%	7/12/2006	9,255	9,552
Safeway, Inc.	6.150%	3/1/2006	1,000	1,017
Safeway, Inc.	4.950%	8/16/2010	3,775	3,739
Safeway, Inc.	6.500%	3/1/2011	3,450	3,672
Safeway, Inc.	5.800%	8/15/2012	875	896
Safeway, Inc.	7.250%	2/1/2031	1,850	2,018
Sara Lee Corp.	2.750%	6/15/2008	9,525	9,007
Sara Lee Corp.	6.250%	9/15/2011	350	378
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,302
Sara Lee Corp.	6.125%	11/1/2032	2,425	2,597
Schering-Plough Corp.	5.550%	12/1/2013	5,375	5,490
Schering-Plough Corp.	6.750%	12/1/2033(3)	4,800	5,385
Tyson Foods, Inc.	7.250%	10/1/2006	3,500	3,647
Tyson Foods, Inc.	8.250%	10/1/2011	4,500	5,219
Unilever Capital Corp.	7.125%	11/1/2010	9,300	10,394
Unilever Capital Corp.	5.900%	11/15/2032	3,350	3,541
UnitedHealth Group, Inc.	5.200%	1/17/2007	4,050	4,123
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,864
UnitedHealth Group, Inc.	4.125%	8/15/2009	3,375	3,306
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	986
UnitedHealth Group, Inc.	5.000%	8/15/2014	3,725	3,690
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,575	2,525
Wellpoint Health Networks Inc.	6.375%	1/15/2012	3,790	4,087
Wellpoint Inc.	3.750%	12/14/2007(2)	2,400	2,351
Wellpoint Inc.	4.250%	12/15/2009(2)	1,800	1,758
Wellpoint Inc.	5.000%	12/15/2014(2)	1,025	991
Wellpoint Inc.	5.950%	12/15/2034(2)	3,650	3,647
Wyeth	4.375%	3/1/2008	9,395	9,364
Wyeth	6.950%	3/15/2011	1,500	1,651
Wyeth	5.500%	3/15/2013	8,375	8,560
Wyeth	5.500%	2/1/2014	7,875	8,041
Wyeth	6.450%	2/1/2024	1,925	2,101
Wyeth	6.500%	2/1/2034	3,175	3,491
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,150	1,404
Anadarko Finance Co.	6.750%	5/1/2011	525	579
Anadarko Finance Co.	7.500%	5/1/2031	8,225	10,047
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,000	1,927
Apache Corp.	6.250%	4/15/2012	1,200	1,306
Apache Finance Canada	7.750%	12/15/2029	1,400	1,842
Atlantic Richfield Co.	5.900%	4/15/2009	4,009	4,229
Baker Hughes, Inc.	6.250%	1/15/2009	200	211
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,186
BP Capital Markets PLC	2.350%	6/15/2006	750	737
BP Capital Markets PLC	2.750%	12/29/2006	1,175	1,151
BP Capital Markets PLC	2.625%	3/15/2007	2,225	2,167
Burlington Resources, Inc.	6.680%	2/15/2011	4,225	4,638
Burlington Resources, Inc.	7.200%	8/15/2031	900	1,081
Burlington Resources, Inc.	7.400%	12/1/2031	6,800	8,379
Canadian Natural Resources	7.200%	1/15/2032	700	831
Canadian Natural Resources	5.850%	2/1/2035	2,450	2,434
ChevronTexaco Capital Co.	3.500%	9/17/2007	6,050	5,964
Conoco Funding Co.	6.350%	10/15/2011	6,310	6,806
Conoco, Inc.	6.350%	4/15/2009	13,850	14,779
Devon Energy Corp.	2.750%	8/1/2006	670	659
Devon Financing Corp.	6.875%	9/30/2011	2,010	2,217
Devon Financing Corp.	7.875%	9/30/2031	10,725	13,485
Encana Corp.	4.600%	8/15/2009	1,225	1,224
Encana Corp.	6.500%	8/15/2034	1,350	1,494
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,750	2,879
Halliburton Co.	5.500%	10/15/2010	3,050	3,143
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,039
Kerr McGee Corp.	6.950%	7/1/2024	4,050	4,151
Marathon Oil Corp.	5.375%	6/1/2007	8,075	8,249
Marathon Oil Corp.	6.125%	3/15/2012	2,220	2,379
Marathon Oil Corp.	6.800%	3/15/2032	725	812
Nexen, Inc.	5.050%	11/20/2013	3,850	3,758
Nexen, Inc.	7.875%	3/15/2032	1,050	1,292
Norsk Hydro	6.360%	1/15/2009	3,000	3,179
Norsk Hydro	7.250%	9/23/2027	4,250	5,161
Norsk Hydro	7.150%	1/15/2029	3,450	4,165
Occidental Petroleum	6.750%	1/15/2012	3,125	3,478
Occidental Petroleum	7.200%	4/1/2028	5,350	6,313
PanCanadian Energy Corp.	7.200%	11/1/2031	7,150	8,502
Petro-Canada	4.000%	7/15/2013	2,000	1,840
Petro-Canada	7.875%	6/15/2026	1,975	2,472
Petro-Canada	7.000%	11/15/2028	1,650	1,899
Petro-Canada	5.350%	7/15/2033	6,100	5,708
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,500	2,444
PF Export Receivables Master Trust	6.600%	12/1/2011(2)	16,758	17,536
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,482
Pioneer Natural Resources Co.	5.875%	7/15/2016	4,150	4,283
Pioneer Natural Resources Co.	7.200%	1/15/2028	2,150	2,487
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	2,067
Sunoco, Inc.	4.875%	10/15/2014	1,750	1,705
Texaco Capital, Inc.	5.500%	1/15/2009	2,620	2,725
Tosco Corp.	7.800%	1/1/2027	1,650	2,082
Tosco Corp.	8.125%	2/15/2030	22,500	29,829
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,739
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,000	1,234
Union Oil Co. of California	5.050%	10/1/2012	1,550	1,561
Valero Energy Corp.	6.875%	4/15/2012	5,200	5,779
Valero Energy Corp.	4.750%	6/15/2013	340	331
Valero Energy Corp.	7.500%	4/15/2032	340	410
XTO Energy, Inc.	6.250%	4/15/2013	1,150	1,233
XTO Energy, Inc.	5.000%	1/31/2015	1,775	1,725
Technology (0.4%)
Computer Sciences Corp.	3.500%	4/15/2008	1,000	975
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,901
Deluxe Corp.	3.500%	10/1/2007	1,950	1,896
Eastmak Kodak Co.	7.250%	11/15/2013	125	130
Eastman Kodak Co.	3.625%	5/15/2008	1,750	1,680
Equifax, Inc.	4.950%	11/1/2007	340	344
First Data Corp.	3.375%	8/1/2008	3,700	3,575
First Data Corp.	5.625%	11/1/2011	15,900	16,696
Hewlett-Packard Co.	5.750%	12/15/2006	5,575	5,726
Hewlett-Packard Co.	3.625%	3/15/2008	13,100	12,795
Hewlett-Packard Co.	6.500%	7/1/2012	560	611
International Business Machines Corp.	4.875%	10/1/2006	4,500	4,557
International Business Machines Corp.	6.450%	8/1/2007	2,900	3,042
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,233
International Business Machines Corp.	5.375%	2/1/2009	4,050	4,182
International Business Machines Corp.	4.750%	11/29/2012	585	581
International Business Machines Corp.	7.500%	6/15/2013	4,000	4,678
International Business Machines Corp.	7.000%	10/30/2025	920	1,084
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,760
International Business Machines Corp.	6.500%	1/15/2028	700	784
International Business Machines Corp.	5.875%	11/29/2032	600	626
International Business Machines Corp.	7.125%	12/1/2096	6,585	7,806
Motorola, Inc.	7.625%	11/15/2010	11,200	12,643
Motorola, Inc.	8.000%	11/1/2011	1,750	2,028
Motorola, Inc.	7.500%	5/15/2025	5,000	5,814
Motorola, Inc.	6.500%	11/15/2028	2,100	2,211
Science Applications International Corp.	6.250%	7/1/2012	1,325	1,413
Science Applications International Corp.	5.500%	7/1/2033	1,825	1,753
SunGard Data Systems, Inc.	3.750%	1/15/2009	1,000	877
SunGard Data Systems, Inc.	4.875%	1/15/2014	850	672
Transportation (0.6%)
American Airlines, Inc. Pass-Through Certificates	6.855%	4/15/2009	5,649	5,733
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	5,825	5,883
Burlington Northern Santa Fe Corp.	9.250%	10/1/2006	2,750	2,948
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,650	2,831
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,070	3,382
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,950	8,006
Canadian National Railway Co.	4.400%	3/15/2013	1,450	1,399
Canadian National Railway Co.	6.800%	7/15/2018	11,575	13,337
Canadian National Railway Co.	6.250%	8/1/2034	1,750	1,914
Canadian Pacific Rail	6.250%	10/15/2011	12,350	13,295
Canadian Pacific Rail	7.125%	10/15/2031	375	451
CNF, Inc.	6.700%	5/1/2034	3,725	3,966
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,128
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017	8,881	8,437
CSX Corp.	6.750%	3/15/2011	3,450	3,767
CSX Corp.	6.300%	3/15/2012	5,525	5,906
CSX Corp.	7.950%	5/1/2027	2,325	2,914
ERAC USA Finance Co.	7.350%	6/15/2008(2)	5,275	5,681
FedEx Corp.	2.650%	4/1/2007	3,650	3,535
FedEx Corp.	3.500%	4/1/2009	1,950	1,871
Hertz Corp.	6.350%	6/15/2010	2,650	2,563
Hertz Corp.	7.400%	3/1/2011	14,975	15,082
Hertz Corp.	7.625%	6/1/2012	1,215	1,227
Norfolk Southern Corp.	7.350%	5/15/2007	9	10
Norfolk Southern Corp.	5.257%	9/17/2014	45	45
Norfolk Southern Corp.	7.700%	5/15/2017	6,650	8,031
Norfolk Southern Corp.	9.750%	6/15/2020	2,171	3,069
Norfolk Southern Corp.	7.800%	5/15/2027	1,200	1,499
Norfolk Southern Corp.	7.250%	2/15/2031	1,325	1,583
Norfolk Southern Corp.	7.050%	5/1/2037	5,300	6,202
Norfolk Southern Corp.	7.900%	5/15/2097	1,425	1,790
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,425	8,257
Southwest Airlines Co.	6.500%	3/1/2012	8,800	9,270
Southwest Airlines Co.	5.250%	10/1/2014	275	266
Southwest Airlines Co.	5.125%	3/1/2017	900	846
Union Pacific Corp.	7.250%	11/1/2008	2,200	2,382
Union Pacific Corp.	3.625%	6/1/2010	3,040	2,867
Union Pacific Corp.	6.650%	1/15/2011	7,250	7,894
Union Pacific Corp.	6.125%	1/15/2012	575	613
Union Pacific Corp.	6.500%	4/15/2012	2,400	2,617
Union Pacific Corp.	7.000%	2/1/2016	1,150	1,307
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,153
Union Pacific Corp.	6.625%	2/1/2029	4,450	4,874
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	500	558
Black & Decker Corp.	4.750%	11/1/2014	3,850	3,699
Cooper Industries, Inc.	5.250%	7/1/2007	505	514
Rockwell International Corp.	6.700%	1/15/2028	1,350	1,565

				3,276,490

Utilities (1.7%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,725	2,769
AEP Texas Central Co.	6.650%	2/15/2033	2,850	3,197
Alabama Power Co.	3.500%	11/15/2007	4,150	4,072
Alabama Power Co.	5.500%	10/15/2017	11,600	11,920
American Electric Power Co., Inc.	6.125%	5/15/2006	4,075	4,172
Arizona Public Service Co.	5.800%	6/30/2014	4,225	4,425
Arizona Public Service Co.	4.650%	5/15/2015	4,450	4,226
Boston Edison Co.	4.875%	4/15/2014	2,275	2,258
Carolina Power & Light Co.	5.125%	9/15/2013	405	404
CenterPoint Energy Houston	5.750%	1/15/2014	500	519
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,300	3,442
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,450	1,775
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,129
Commonwealth Edison Co.	6.150%	3/15/2012	7,200	7,730
Commonwealth Edison Co.	4.700%	4/15/2015	2,750	2,695
Commonwealth Edison Co.	5.875%	2/1/2033	340	361
Consolidated Edison, Inc.	6.625%	12/15/2005	10,875	11,081
Consolidated Edison, Inc.	4.875%	2/1/2013	340	339
Consolidated Edison, Inc.	5.300%	3/1/2035	1,000	973
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,700	7,095
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,075	2,318
Constellation Energy Group, Inc.	7.600%	4/1/2032	8,140	9,788
Consumers Energy Co.	4.250%	4/15/2008	4,210	4,170
Consumers Energy Co.	4.800%	2/17/2009	6,100	6,115
Consumers Energy Co.	5.000%	2/15/2012	900	890
Consumers Energy Co.	5.375%	4/15/2013	3,650	3,680
Consumers Energy Co.	5.650%	4/15/2020	1,000	998
Detroit Edison Co.	6.125%	10/1/2010	2,080	2,209
Dominion Resources, Inc.	4.125%	2/15/2008	450	445
Dominion Resources, Inc.	6.250%	6/30/2012	5,000	5,314
Dominion Resources, Inc.	6.300%	3/15/2033	4,600	4,776
Dominion Resources, Inc. PUT	5.250%	8/1/2033	3,300	3,274
DTE Energy Co.	7.050%	6/1/2011	1,050	1,160
Duke Capital Corp.	6.750%	2/15/2032	2,875	3,154
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,289
Duke Energy Corp.	6.250%	1/15/2012	5,125	5,444
Duke Energy Corp.	6.000%	12/1/2028	500	507
Duke Energy Corp.	6.450%	10/15/2032	3,450	3,709
Energy East Corp.	6.750%	6/15/2012	6,300	6,940
Entergy Gulf States	3.600%	6/1/2008	3,250	3,161
Florida Power & Light Co.	6.875%	12/1/2005	7,000	7,137
Florida Power & Light Co.	5.625%	4/1/2034	1,500	1,539
FPL Group Capital, Inc.	3.250%	4/11/2006	2,470	2,463
FPL Group Capital, Inc.	7.625%	9/15/2006	5,450	5,719
HQI Transelec Chile SA	7.875%	4/15/2011	11,225	12,788
Jersey Central Power & Light	5.625%	5/1/2016	3,700	3,819
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,112
MidAmerican Energy Co.	6.750%	12/30/2031	9,600	11,246
MidAmerican Energy Holdings	5.875%	10/1/2012	4,420	4,575
MidAmerican Energy Holdings	5.000%	2/15/2014	1,500	1,463
MidAmerican Energy Holdings	8.480%	9/15/2028	700	921
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	4,075	4,238
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	17,150	19,328
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,074
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	3,400	4,381
NiSource Finance Corp.	3.200%	11/1/2006	1,000	985
NiSource Finance Corp.	7.875%	11/15/2010	4,060	4,661
NiSource Finance Corp.	5.400%	7/15/2014	1,400	1,410
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,400	2,573
Oncor Electric Delivery Co.	6.375%	1/15/2015	5,075	5,468
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,300	2,694
Oncor Electric Delivery Co.	7.250%	1/15/2033	7,525	9,122
Pacific Gas & Electric Co.	3.600%	3/1/2009	4,900	4,730
Pacific Gas & Electric Co.	4.200%	3/1/2011	2,475	2,400
Pacific Gas & Electric Co.	4.800%	3/1/2014	1,750	1,707
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,875	16,279
PacifiCorp	6.900%	11/15/2011	7,825	8,724
PacifiCorp	7.700%	11/15/2031	1,500	1,942
Pepco Holdings, Inc.	6.450%	8/15/2012	7,325	7,921
Pepco Holdings, Inc.	7.450%	8/15/2032	1,550	1,846
PPL Energy Supply LLC	6.400%	11/1/2011	5,975	6,453
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	1,007
Progress Energy, Inc.	6.050%	4/15/2007	1,770	1,829
Progress Energy, Inc.	5.850%	10/30/2008	1,000	1,036
Progress Energy, Inc.	7.100%	3/1/2011	7,540	8,281
Progress Energy, Inc.	7.750%	3/1/2031	2,150	2,572
Progress Energy, Inc.	7.000%	10/30/2031	1,700	1,872
PSEG Power Corp.	6.875%	4/15/2006	9,225	9,484
PSEG Power Corp.	6.950%	6/1/2012	8,075	8,962
PSEG Power Corp.	8.625%	4/15/2031	5,125	6,889
Public Service Co. of Colorado	4.375%	10/1/2008	8,875	8,845
Public Service Co. of Colorado	5.500%	4/1/2014	340	352
Scana Corp.	6.250%	2/1/2012	7,600	8,162
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,204
South Carolina Electric & Gas Co.	5.300%	5/15/2033	1,270	1,243
Southern California Edison Co.	8.000%	2/15/2007	405	432
Southern California Edison Co.	5.000%	1/15/2014	2,950	2,919
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,442
Southern California Edison Co.	5.000%	1/15/2016	3,500	3,457
Southern California Edison Co.	6.000%	1/15/2034	8,675	9,083
Southern California Edison Co.	5.750%	4/1/2035	1,125	1,142
TXU Energy Co.	7.000%	3/15/2013	1,900	2,088
United Utilities PLC	5.375%	2/1/2019	7,775	7,501
Virginia Electric & Power Co.	5.750%	3/31/2006	1,650	1,673
Virginia Electric & Power Co.	5.375%	2/1/2007	9,400	9,597
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,250	1,291
Natural Gas (0.3%)
Atmos Energy Corp.	4.000%	10/15/2009	5,350	5,182
Atmos Energy Corp.	4.950%	10/15/2014	2,450	2,396
Columbia Energy Group	7.620%	11/28/2025	4,451	4,716
Consolidated Natural Gas	5.375%	11/1/2006	4,075	4,158
Consolidated Natural Gas	6.250%	11/1/2011	6,300	6,755
Consolidated Natural Gas	5.000%	12/1/2014	3,700	3,623
Duke Energy Field Services	7.875%	8/16/2010	4,825	5,507
Duke Energy Field Services	8.125%	8/16/2030	350	453
Enbridge Energy Partners	4.900%	3/1/2015	3,375	3,311
Enron Corp.	7.625%	9/10/2004†	2,000	640
Enron Corp.	6.625%	11/15/2005†	1,375	440
Enron Corp.	7.125%	5/15/2007†	8,646	2,767
Enron Corp.	6.875%	10/15/2007†	8,500	2,720
Enron Corp.	6.750%	8/1/2009†	6,445	2,062
HNG Internorth	9.625%	3/15/2006†	4,680	1,498
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,175	2,118
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	518
Kinder Morgan, Inc.	6.500%	9/1/2012	13,925	15,125
KN Energy, Inc.	7.250%	3/1/2028	1,450	1,641
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	448
Southern Union Co.	7.600%	2/1/2024	800	937
Texas Eastern Transmission	5.250%	7/15/2007	900	915
Texas Gas Transmission	4.600%	6/1/2015	4,000	3,843
TGT Pipeline, LLC	5.500%	2/1/2017(2)	1,525	1,509
Trans-Canada Pipelines	4.000%	6/15/2013	4,025	3,732
Trans-Canada Pipelines	5.600%	3/31/2034	2,350	2,368
Yosemite Security Trust	8.250%	11/15/2004(2)†	31,685	13,149

				509,535

TOTAL CORPORATE BONDS
(Cost $7,980,320)				8,046,897

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.7%)

African Development Bank	3.250%	8/1/2008	7,600	7,406
Asian Development Bank	4.875%	2/5/2007	33,575	34,145
Asian Development Bank	5.593%	7/16/2018	3,300	3,440
Bayerische Landesbank	2.875%	10/15/2008	5,300	5,029
Canadian Government	6.750%	8/28/2006	12,520	13,029
Canadian Government	5.250%	11/5/2008	2,450	2,536
Canadian Mortgage & Housing	2.950%	6/2/2008	1,000	963
China Development Bank	4.750%	10/8/2014	4,800	4,640
Corporacion Andina de Fomento	5.200%	5/21/2013	1,050	1,047
Eksportfinans	3.375%	1/15/2008	6,000	5,876
Eksportfinans	4.375%	7/15/2009	6,950	6,924
European Investment Bank	3.000%	8/15/2006	3,400	3,362
European Investment Bank	4.875%	9/6/2006	11,650	11,829
European Investment Bank	7.125%	9/18/2006	3,800	3,973
European Investment Bank	4.625%	3/1/2007	30,650	31,023
European Investment Bank	2.375%	6/15/2007	3,750	3,631
European Investment Bank	3.125%	10/15/2007	9,950	9,748
European Investment Bank	3.375%	3/16/2009	10,025	9,731
European Investment Bank	4.625%	5/15/2014	45,250	45,237
Export Development Canada	4.000%	8/1/2007	5,050	5,040
Export-Import Bank of Korea	7.100%	3/15/2007	3,250	3,414
Export-Import Bank of Korea	4.500%	8/12/2009	3,975	3,909
Export-Import Bank of Korea	4.625%	3/16/2010	2,025	2,005
Export-Import Bank of Korea	5.125%	3/16/2015	1,425	1,401
Federation of Malaysia	8.750%	6/1/2009	7,000	8,022
Federation of Malaysia	7.500%	7/15/2011	7,775	8,753
Financement Quebec	5.000%	10/25/2012	4,800	4,870
Hellenic Republic	6.950%	3/4/2008	6,025	6,440
Instituto de Credito Oficial	6.000%	5/19/2008	5,400	5,677
Inter-American Development Bank	6.125%	3/8/2006	10,220	10,452
Inter-American Development Bank	6.375%	10/22/2007	2,400	2,533
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,742
Inter-American Development Bank	5.625%	4/16/2009	20,550	21,610
Inter-American Development Bank	8.500%	3/15/2011	2,490	2,979
Inter-American Development Bank	4.375%	9/20/2012	5,825	5,766
Inter-American Development Bank	7.000%	6/15/2025	3,750	4,606
International Bank for Reconstruction & Development	5.000%	3/28/2006	15,100	15,317
International Bank for Reconstruction & Development	6.625%	8/21/2006	6,205	6,439
International Bank for Reconstruction & Development	4.375%	9/28/2006	20,425	20,620
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,000	994
International Bank for Reconstruction & Development	4.125%	8/12/2009	950	946
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,509
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,250	1,849
International Finance Corp.	3.000%	4/15/2008	10,400	10,084
KFW International Finance, Inc.	5.250%	6/28/2006	3,900	3,968
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,338
Korea Development Bank	5.250%	11/16/2006	2,540	2,579
Korea Development Bank	3.875%	3/2/2009	2,225	2,151
Korea Development Bank	4.750%	7/20/2009	9,575	9,545
Korea Development Bank	5.750%	9/10/2013	6,040	6,244
Korea Electric Power	7.750%	4/1/2013	5,400	6,253
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	10,800	10,595
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	17,375	17,086
Landwirtschaft Rentenbank	4.875%	3/12/2007	200	204
Landwirtschaft Rentenbank	3.375%	11/15/2007	16,600	16,313
Landwirtschaft Rentenbank	3.250%	6/16/2008	5,400	5,242
Landwirtschaft Rentenbank	3.875%	9/4/2008	8,250	8,169
Nordic Investment Bank	3.125%	4/24/2008	5,850	5,722
Oesterreich Kontrollbank	5.125%	3/20/2007	7,500	7,659
Ontario Hydro Electric	6.100%	1/30/2008	800	838
Ontario Hydro Electric	7.450%	3/31/2013	3,400	4,017
Pemex Project Funding Master Trust	8.500%	2/15/2008	4,200	4,565
Pemex Project Funding Master Trust	7.875%	2/1/2009(3)	17,730	19,104
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,920	2,215
Pemex Project Funding Master Trust	8.000%	11/15/2011(3)	2,400	2,652
Pemex Project Funding Master Trust	7.375%	12/15/2014	14,175	15,167
Pemex Project Funding Master Trust	8.625%	2/1/2022(3)	8,755	9,959
People's Republic of China	7.300%	12/15/2008	2,400	2,636
People's Republic of China	4.750%	10/29/2013	2,400	2,367
Province of British Columbia	4.625%	10/3/2006	6,000	6,064
Province of British Columbia	5.375%	10/29/2008	6,600	6,815
Province of British Columbia	4.300%	5/30/2013	2,250	2,205
Province of Manitoba	4.250%	11/20/2006	4,500	4,521
Province of Manitoba	7.500%	2/22/2010	5,200	5,881
Province of New Brunswick	3.500%	10/23/2007	15,150	14,911
Province of Nova Scotia	5.750%	2/27/2012	2,075	2,206
Province of Ontario	3.350%	7/16/2007	6,625	6,514
Province of Ontario	5.500%	10/1/2008	31,400	32,592
Province of Ontario	3.625%	10/21/2009	2,275	2,200
Province of Ontario	5.125%	7/17/2012	7,950	8,192
Province of Ontario	4.500%	2/3/2015	5,925	5,745
Province of Quebec	7.000%	1/30/2007	3,000	3,156
Province of Quebec	5.750%	2/15/2009	250	262
Province of Quebec	5.000%	7/17/2009	24,570	25,062
Province of Quebec	6.125%	1/22/2011	5,185	5,553
Province of Quebec	7.125%	2/9/2024	1,030	1,260
Province of Quebec	7.500%	9/15/2029	6,680	8,674
Province of Saskatchewan	7.375%	7/15/2013	1,550	1,829
Quebec Hydro Electric	6.300%	5/11/2011	12,500	13,509
Quebec Hydro Electric	8.000%	2/1/2013	5,000	6,017
Quebec Hydro Electric	7.500%	4/1/2016	500	601
Quebec Hydro Electric	8.400%	1/15/2022	950	1,285
Quebec Hydro Electric	8.050%	7/7/2024	2,300	3,086
Region of Lombardy	5.804%	10/25/2032	3,250	3,478
Republic of Chile	5.625%	7/23/2007	10,545	10,832
Republic of Chile	7.125%	1/11/2012	3,500	3,923
Republic of Chile	5.500%	1/15/2013	1,140	1,169
Republic of Finland	4.750%	3/6/2007	2,900	2,937
Republic of Hungary	4.750%	2/3/2015	11,600	11,231
Republic of Italy	4.375%	10/25/2006	32,900	33,130
Republic of Italy	2.750%	12/15/2006	4,975	4,877
Republic of Italy	3.625%	9/14/2007	25,250	24,954
Republic of Italy	3.750%	12/14/2007	7,750	7,668
Republic of Italy	3.250%	5/15/2009	1,400	1,342
Republic of Italy	6.000%	2/22/2011	10,825	11,608
Republic of Italy	5.625%	6/15/2012	33,650	35,723
Republic of Italy	4.500%	1/21/2015	12,025	11,993
Republic of Italy	6.875%	9/27/2023	5,275	6,271
Republic of Italy	5.375%	6/15/2033	12,500	12,606
Republic of Korea	8.875%	4/15/2008	11,325	12,734
Republic of Korea	4.250%	6/1/2013	4,150	3,891
Republic of Korea	4.875%	9/22/2014	9,350	9,025
Republic of Poland	6.250%	7/3/2012	5,975	6,450
Republic of Poland	5.250%	1/15/2014	670	680
Republic of South Africa	7.375%	4/25/2012	15,450	16,854
Republic of South Africa	6.500%	6/2/2014	1,175	1,233
Republic of South Africa	8.500%	6/23/2017	1,075	1,318
State of Israel	4.625%	6/15/2013	1,800	1,704
Swedish Export Credit Corp.	2.875%	1/26/2007	4,700	4,623
Tenaga Nasional	7.500%	1/15/2096(2)	5,000	5,056
United Mexican States	9.875%	1/15/2007	7,050	7,688
United Mexican States	8.625%	3/12/2008	8,200	9,020
United Mexican States	4.625%	10/8/2008	7,825	7,712
United Mexican States	10.375%	2/17/2009	18,225	21,515
United Mexican States	9.875%	2/1/2010	3,730	4,439
United Mexican States	8.375%	1/14/2011	10,267	11,684
United Mexican States	7.500%	1/14/2012	9,800	10,819
United Mexican States	6.375%	1/16/2013	9,065	9,382
United Mexican States	5.875%	1/15/2014	4,500	4,466
United Mexican States	6.625%	3/3/2015	7,375	7,670
United Mexican States	11.375%	9/15/2016	6,050	8,582
United Mexican States	8.125%	12/30/2019	11,425	13,093
United Mexican States	8.300%	8/15/2031	19,280	22,076
United Mexican States	7.500%	4/8/2033	3,500	3,710
United Mexican States	6.750%	9/27/2034	3,900	3,799

TOTAL SOVEREIGN BONDS
(Cost $1,122,531)				1,122,239

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,775	4,613
Illinois (Taxable Pension) GO	5.100%	6/1/2033	33,750	32,416
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,925	6,012
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,475	5,616
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,800	3,611
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,475	2,598
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,575	3,835
Oregon School Board Assn	5.528%	6/30/2028	1,525	1,557
Wisconsin Public Service Rev	4.800%	5/1/2013	3,150	3,133
Wisconsin Public Service Rev	5.700%	5/1/2026	3,550	3,716

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $64,311)				67,107

TEMPORARY CASH INVESTMENT (1.2%)			Shares

Vanguard Market Liquidity Fund, 2.749%**
(Cost $371,866)			371,865,885	371,866

TOTAL INVESTMENTS (101.2%)
(Cost $30,758,410)				30,883,710

OTHER ASSETS AND LIABILITIES--NET (-1.2%)				(372,860)

NET ASSETS (100%)				$30,510,850

  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  †Non-income-producing security — security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $227,720,000, representing 0.7% of net assets.
(3) Adjustable-rate note.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $30,758,410,000. Net unrealized appreciation of investment securities for tax purposes was $125,300,000, consisting of unrealized gains of $492,375,000 on securities that had risen in value since their purchase and $367,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specific security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer *	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
4/1/2005	UBS	$70,000	2.54%	($629)
5/1/2005	UBS	114,000	2.69%	(1,435)
6/1/2005	UBS	70,000	2.66%	(917)
8/1/2005	LBI	70,000	2.72%	(1,212)
8/31/2005	BOA	70,000	2.80%	(588)
Federal Home Loan Mortgage Corp., 5.00% 30-Year
4/1/2005	UBS	51,000	2.56%	(692)
6/1/2005	UBS	80,000	2.66%	(523)
Federal Home Loan Mortgage Corp., 5.50% 30-Year
4/1/2005	UBS	93,000	2.61%	(1,119)
Federal National Mortgage Assn., 4.50% 15-Year
5/1/2005	UBS	25,000	2.78%	(477)
Federal National Mortgage Assn., 5.00% 15-Year
5/1/2005	UBS	25,000	2.74%	(362)
6/1/2005	UBS	40,000	2.71%	(223)

				($8,177)

*BOA-Bank of America.
LBI-Lehman Brothers International.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.